UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: September 30, 2007

                   Date of reporting period: December 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INVESTMENT COMPANIES - 0.01%

BERMUDA - 0.01%
         10,754  CHINA HEARTLAND FUND LIMITED (STOCK FUNDS)+(A)                                                     $        39,897
                                                                                                                    ---------------

TOTAL INVESTMENT COMPANIES (COST $53,770)                                                                                    39,897
                                                                                                                    ---------------

COMMON STOCKS - 91.19%

AUSTRALIA - 7.74%
        950,000  AWB LIMITED (AGRICULTURAL SERVICES)                                                                      2,309,629
        289,400  BABCOCK & BROWN LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                    5,665,238
      2,471,626  EMECO HOLDINGS LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                       3,570,276
      1,467,000  FUTURIS CORPORATION LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                     2,281,205
      2,634,166  KIMBERLEY DIAMOND COMPANY (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                    1,923,326
        900,000  LIHIR GOLD LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)+                           2,216,486
      1,600,000  PETSEC ENERGY LIMITED (OIL & GAS EXTRACTION)+                                                            3,094,240
        260,800  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             4,395,147
        444,000  RESMED INCORPORATED (HEALTH SERVICES)+                                                                   2,218,476
        105,000  RIO TINTO LIMITED (METAL MINING)                                                                         6,158,091

                                                                                                                         33,832,114
                                                                                                                    ---------------

CAYMAN ISLANDS - 0.84%
     13,000,000  POLYTEC ASSET HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)             3,676,896
                                                                                                                    ---------------

CHINA - 4.14%
      1,700,000  ALUMINIUM CORPORATION OF CHINA LIMITED (PRIMARY METAL INDUSTRIES)                                        1,573,609
          6,700  CANADIAN SOLAR INCORPORATED (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)+                70,216
        107,500  CHINA COMMUNICATION SERVICES CORPORATION LIMITED (COMMUNICATIONS)+                                          61,363
                 CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
        680,000  & OPERATIVE BUILDERS)+                                                                                     672,281
      3,435,000  FIBRECHEM TECHNOLOGIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             4,188,068
      3,588,000  HAINAN MEILAN INTERNATIONAL AIRPORT COMPANY LIMITED (TRANSPORTATION BY AIR)                              2,080,388
                 SHANGHAI ELECTRIC GROUP COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
     11,550,000  EQUIPMENT)+                                                                                              4,855,624
                 SHANGHAI JIN JIANG INTERNATIONAL HOTELS (GROUP) COMPANY LIMITED (HOTELS, ROOMING HOUSES,
         61,200  CAMPS & OTHER LODGE PLACES)+                                                                                29,348
      5,870,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                 4,165,743
                 ZHUZHOU CSR TIMES ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
        296,900  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                                                                    410,712

                                                                                                                         18,107,352
                                                                                                                    ---------------

HONG KONG - 8.87%
      5,000,000  CHINA EVERBRIGHT LIMITED (DEPOSITORY INSTITUTIONS)                                                       5,849,607
                 CHINA TING GROUP HOLDINGS LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
      9,260,000  SIMILAR MATERIALS)                                                                                       2,333,363
     16,800,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED (AMUSEMENT & RECREATION SERVICES)                5,486,032
      6,800,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                      6,102,105
      1,583,100  DAIRY FARM INTERNATIONAL HOLDINGS LIMITED (FOOD STORES)                                                  5,382,540
      5,356,000  FIRST PACIFIC COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   2,781,873
      1,514,000  HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS EXTRACTION)                                             3,406,271
      1,135,000  WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                               4,195,165
        236,400  XINGDA INTERNATIONAL HOLDINGS LIMITED (METAL MINING)+                                                       96,647
          5,500  XINHUA FINANCE LIMITED (BUSINESS SERVICES)+                                                              3,128,860

                                                                                                                         38,762,463
                                                                                                                    ---------------

INDIA - 3.10%
         79,800  BHARAT EARTH MOVERS LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)            1,829,847
        451,891  E.I.D. PARRY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                       1,379,360
      1,902,000  INDIAN HOTELS COMPANY LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       6,645,827

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INDIA (continued)
        490,000  ITC LIMITED (TOBACCO PRODUCTS)                                                                     $     1,949,593
         60,600  RELIANCE INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                1,739,067

                                                                                                                         13,543,694
                                                                                                                    ---------------

INDONESIA - 1.72%
     10,012,000  PT INDOSAT TBK (COMMUNICATIONS)                                                                          7,514,427
                                                                                                                    ---------------

JAPAN - 15.08%
          1,200  CREED CORPORATION (REAL ESTATE)                                                                          4,144,364
            960  EAST JAPAN RAILWAY COMPANY (RAILROADS)                                                                   6,413,176
         60,000  JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                               2,964,581
        188,000  KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                5,687,156
            875  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            6,249,737
        490,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    5,620,352
        421,000  NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                                4,361,943
        386,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               7,281,795
          4,000  PACIFIC GOLF GROUP INTERNATIONAL (AMUSEMENT & RECREATION SERVICES)+                                      4,974,581
        461,200  PARK24 COMPANY LIMITED (COMMERCIAL SERVICES)                                                             5,910,088
                 SANYO ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
      2,457,000  COMPUTER EQUIPMENT)                                                                                      1,911,461
          6,900  SBI HOLDINGS INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                                           2,325,028
        615,000  SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           3,617,495
        140,800  VALOR COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    1,864,634
            530  VILLAGE VANGUARD COMPANY LIMITED (MISCELLANEOUS RETAIL)+                                                 2,614,260

                                                                                                                         65,940,651
                                                                                                                    ---------------

MALAYSIA - 6.48%
      2,430,000  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                             5,338,010
      1,505,000  BURSA MALAYSIA BERHAD (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                      3,434,028
      3,690,400  E & O PROPERTY DEVELOPMENT BERHAD (HOLDING & OTHER INVESTMENT OFFICES)+                                  2,092,063
      4,991,000  KLCC PROPERTY HOLDINGS BERHAD (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                       4,017,698
      1,165,000  TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                                                                 3,219,600
      1,750,000  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                               5,406,746
        738,000  TRANSMILE GROUP BERHAD (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)                 2,970,408
      3,185,000  YTL POWER INTERNATIONAL BERHAD (HOLDING & OTHER INVESTMENT OFFICES)                                      1,868,750

                                                                                                                         28,347,303
                                                                                                                    ---------------

NEW ZEALAND - 0.40%
                 RAKON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
        680,000  EQUIPMENT)+                                                                                              1,772,643
                                                                                                                    ---------------

PAKISTAN - 0.62%
        141,000  OIL & GAS DEVELOPMENT COMPANY LIMITED (OIL & GAS EXTRACTION)+!                                           2,693,100
                                                                                                                    ---------------

PHILIPPINES - 3.69%
     50,574,000  MEGAWORLD CORPORATION (REAL ESTATE)                                                                      2,495,190
      2,274,000  METROPOLITAN BANK & TRUST COMPANY (HOLDING & OTHER INVESTMENT OFFICES)+                                  2,387,584
                 PHILIPPINE STOCK EXCHANGE INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
        506,140  SERVICES)+                                                                                               2,889,280
      3,337,500  PNOC ENERGY DEVELOPMENT CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)+                                   330,008
      7,632,000  ROBINSON LAND CORPORATION (REAL ESTATE)                                                                  2,528,440
        217,155  SM INVESTMENTS CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                          1,438,846
     10,350,000  UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                     4,061,927

                                                                                                                         16,131,275
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SINGAPORE - 21.58%
      8,632,000  BANYAN TREE HOLDINGS LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)+                 $     8,779,736
      1,300,000  CHINA ENERGY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                             847,596
        961,000  CITY DEVELOPMENTS LIMITED (REAL ESTATE)                                                                  7,957,425
      2,880,000  EPURE INTERNATIONAL LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                                         2,816,626
      2,705,000  FRASER & NEAVE LIMITED (MULTI-INDUSTRY COMPANIES)                                                        7,936,430
        480,000  HONG LEONG SINGAPORE FINANCE LIMITED (DEPOSITORY INSTITUTIONS)                                           1,195,501
        450,500  JARDINE STRATEGIC HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)                                             5,991,650
                 JURONG TECHNOLOGIES INDUSTRIAL CORPORATION LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
      7,080,300  COMPUTER EQUIPMENT)                                                                                      4,985,639
        495,000  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                           5,680,196
      6,000,000  KIM ENG HOLDINGS LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                   5,398,533
      8,875,000  MACQUARIE MEAG PRIME REIT (REAL ESTATE INVESTMENT TRUSTS (REITS))                                        6,770,171
      3,126,000  MAPLETREE LOGISTICS TRUST (REAL ESTATE)                                                                  2,425,389
      3,580,000  METRO HOLDINGS LIMITED (MISCELLANEOUS RETAIL)                                                            1,984,026
        800,000  MIDAS HOLDINGS LIMITED (PRIMARY METAL INDUSTRIES)                                                          678,077
      6,519,000  NOBLE GROUP LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             4,675,403
        850,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED (DEPOSITORY INSTITUTIONS)                                    4,267,319
      5,827,000  PEOPLES FOOD HOLDINGS LIMITED (FOOD & KINDRED PRODUCTS)                                                  4,748,981
        960,000  SINGAPORE TELECOMMUNICATIONS LIMITED (COMMUNICATIONS)                                                    2,053,007
      4,072,000  SINO-ENVIRONMENT TECHNOLOGY GROUP LIMITED (ELECTRIC, GAS & SANITARY SERVICES)+                           6,876,271
                 STATS CHIPPAC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
      4,962,000  EQUIPMENT)+                                                                                              3,785,193
      3,025,000  WING TAI HOLDINGS LIMITED (REAL ESTATE)                                                                  4,496,822

                                                                                                                         94,349,991
                                                                                                                    ---------------

SOUTH AFRICA - 0.69%
        360,000  HIRCO PLC (REAL ESTATE)+                                                                                 3,030,956
                                                                                                                    ---------------

SOUTH KOREA - 5.13%
         54,000  HYUNDAI MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                 3,913,548
        151,000  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                     6,884,301
         80,600  S-OIL CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                              5,936,667
        268,000  WOONGJIN THINKBIG COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             5,676,989

                                                                                                                         22,411,505
                                                                                                                    ---------------

TAIWAN - 7.35%
      1,350,000  AU OPTRONICS CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                             1,876,784
     10,000,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                         4,158,355
      6,722,200  FORMOSA TAFFETA COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                  5,095,545
      3,200,000  GREATEK ELECTRONIC INCORPORATED (BUSINESS SERVICES)                                                      4,237,533
      4,284,000  MITAC INTERNATIONAL CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 5,179,979
                 POSIFLEX INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
        338,000  EQUIPMENT)                                                                                               1,255,117
        839,000  TRADE-VAN INFORMATION SERVICES COMPANY LIMITED (COMMUNICATIONS)                                            395,232
      4,914,975  TSRC CORPORATION (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                                              3,574,802
      7,674,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES)                                              6,370,468

                                                                                                                         32,143,815
                                                                                                                    ---------------

THAILAND - 0.80%
                 CHAROEN POKPHAND FOODS PUBLIC COMPANY LIMITED (AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL
     12,530,000  SPECIALIZED)                                                                                             1,767,278
                 SOLARTRON PUBLIC COMPANY LIMITED (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
      5,803,000  SERVICES)                                                                                                  713,712
      8,525,700  THE ERAWAN GROUP PUBLIC COMPANY LIMITED (REAL ESTATE)                                                    1,000,477

                                                                                                                          3,481,467
                                                                                                                    ---------------

UNITED KINGDOM - 0.86%
      1,220,000  GUINNESS PEAT GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                         2,097,298
        895,000  UNITECH CORPORATE PARKS PLC (MISCELLANEOUS RETAIL)+                                                      1,647,250

                                                                                                                          3,744,548
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASIA PACIFIC FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
VIETNAM - 2.10%
        700,000  VIETNAM DAIRY PRODUCTS COMPANY (AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED)+           $     5,453,000
      2,540,000  VINALAND LIMITED (REAL ESTATE)+                                                                          3,708,400

                                                                                                                          9,161,400
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $356,997,181)                                                                                 398,645,600
                                                                                                                    ---------------

RIGHTS - 0.06%
     20,229,600  MEGAWORLD CORPORATION RIGHTS(A)                                                                            243,333

TOTAL RIGHTS (COST $0)                                                                                                      243,333
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 5.97%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.97%
     26,099,279  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        26,099,279
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,099,279)                                                               26,099,279
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 7.04%

MUTUAL FUNDS - 7.04%
     30,800,275  WELLS FARGO MONEY MARKET TRUST~++                                                                       30,800,275
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,800,275)                                                                          30,800,275
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $413,950,505)*                                    104.27%                                                     $   455,828,384

OTHER ASSETS AND LIABILITIES, NET                        (4.27)                                                         (18,664,061)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   437,164,323
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,800,275.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.17%

AUSTRALIA - 3.80%
         28,000  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             $       537,072
         42,071  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               709,004
         28,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                           637,635
         14,892  RIO TINTO LIMITED (METAL MINING)                                                                           873,393

                                                                                                                          2,757,104
                                                                                                                    ---------------

AUSTRIA - 0.54%
         14,700  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                        393,915
                                                                                                                    ---------------

BELGIUM - 2.36%
          9,000  BELGACOM SA (COMMUNICATIONS)                                                                               396,449
          6,600  DELHAIZE GROUP (FOOD STORES)                                                                               550,182
         18,000  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           767,949

                                                                                                                          1,714,580
                                                                                                                    ---------------

CHINA - 0.73%
        571,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                           528,547
                                                                                                                    ---------------

DENMARK - 0.16%
          1,166  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                    115,799
                                                                                                                    ---------------

FRANCE - 11.43%
          6,400  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                      867,639
         25,755  AXA SA (INSURANCE CARRIERS)                                                                              1,042,711
         10,100  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                     648,357
         11,225  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                     704,572
         10,600  CARREFOUR SA (FOOD STORES)                                                                                 642,814
          5,903  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                 564,936
          6,984  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                    737,075
             62  PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                    1,233
          9,659  TECHNIP SA (OIL & GAS EXTRACTION)                                                                          663,016
         26,216  TOTAL SA (OIL & GAS EXTRACTION)                                                                          1,891,255
         13,800  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                      539,394

                                                                                                                          8,303,002
                                                                                                                    ---------------

GERMANY - 8.40%
          5,000  ALLIANZ AG (INSURANCE CARRIERS)                                                                          1,021,451
          7,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               442,251
         24,169  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                   920,435
         13,000  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                              803,115
          5,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                692,275
          4,800  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                639,768
         11,900  METRO AG (FOOD STORES)                                                                                     758,879
         15,480  SAP AG (BUSINESS SERVICES)                                                                                 822,685

                                                                                                                          6,100,859
                                                                                                                    ---------------

GREECE - 1.15%
         27,552  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                    832,870
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG - 4.77%
         76,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                         $       935,551
        101,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                          872,581
      1,264,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                           570,387
         44,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                              505,432
         95,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                            580,140

                                                                                                                          3,464,091
                                                                                                                    ---------------

IRELAND - 0.00%
                 CONNEMARA GREEN MARBLE QUARRIES PLC (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
        254,000  FUELS)+(A)                                                                                                       0
                                                                                                                    ---------------

ITALY - 2.45%
         32,800  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        1,103,220
         77,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                          677,542

                                                                                                                          1,780,762
                                                                                                                    ---------------

JAPAN - 21.70%
         29,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                627,495
         47,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                         368,085
                 DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
         32,000  BUILDERS)                                                                                                  556,615
         90,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   706,357
         27,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                              728,289
                 KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          2,200  EQUIPMENT)                                                                                                 545,170
         26,200  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                          924,667
             91  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    1,124,070
         61,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                   912,399
         50,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                             547,036
                 MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
         10,500  EXCEPT COMPUTER EQUIPMENT)                                                                                 710,264
                 NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
         14,000  COMPUTER EQUIPMENT)                                                                                        216,226
         17,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                      194,992
         95,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                              635,435
         74,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                              891,072
         40,100  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 756,477
            338  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                   533,961
                 OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         26,000  EQUIPMENT)                                                                                                 738,456
                 SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         19,000  EQUIPMENT)                                                                                                 985,085
         36,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                     524,247
         25,700  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       1,101,382
                 SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
         69,000  TRANSPORTATION EQUIPMENT)                                                                                  299,761
        108,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       1,132,591

                                                                                                                         15,760,132
                                                                                                                    ---------------

NETHERLANDS - 5.94%
          9,993  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                609,566
         28,500  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                         708,785
         21,000  ING GROEP NV (FINANCIAL SERVICES)                                                                          931,146
         26,700  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                379,591
         13,100  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                927,349
         26,300  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                               756,487

                                                                                                                          4,312,924
                                                                                                                    ---------------

NORWAY - 1.13%
            856  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                         48,462
         29,065  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                      770,303

                                                                                                                            818,765
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
RUSSIA - 0.46%
          3,800  LUKOIL ADR (OIL & GAS EXTRACTION)+                                                                 $       334,210
                                                                                                                    ---------------

SINGAPORE - 1.39%
        249,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         1,006,553
                                                                                                                    ---------------

SPAIN - 1.62%
         29,700  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                               715,105
         18,768  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 461,055

                                                                                                                          1,176,160
                                                                                                                    ---------------

SWEDEN - 2.10%
         20,300  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                 400,310
         10,822  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                      392,826
        181,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                   731,038

                                                                                                                          1,524,174
                                                                                                                    ---------------

SWITZERLAND - 8.60%
          8,700  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                            797,530
         17,000  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                  980,098
         11,220  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                              644,477
         10,263  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                      1,840,349
          1,000  SWISSCOM AG (COMMUNICATIONS)                                                                               378,539
         12,700  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                       771,797
          3,100  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                          834,469

                                                                                                                          6,247,259
                                                                                                                    ---------------

UNITED KINGDOM - 18.44%
         58,500  AVIVA PLC (INSURANCE CARRIERS)                                                                             941,535
         86,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                    716,905
         65,000  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                     929,062
         71,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                              725,667
         39,166  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                        619,242
         28,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          757,880
         19,000  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                    1,002,440
         39,947  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                728,186
        510,400  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           1,573,983
                 NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
         56,338  EQUIPMENT)                                                                                                 812,976
         67,227  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                589,370
      2,467,230  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                           4,903
         44,400  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     1,551,779
         31,140  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                  604,533
        662,462  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      1,835,380

                                                                                                                         13,393,841
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $57,811,720)                                                                                   70,565,547
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.35%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.35%
      2,430,938  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                         2,430,938
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $2,430,938)                                                                 2,430,938
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERSEAS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 2.61%

MUTUAL FUNDS - 2.61%
      1,896,119  WELLS FARGO MONEY MARKET TRUST~++                                                                  $     1,896,119
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,896,119)                                                                            1,896,119
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,138,777)*                                     103.13%                                                     $    74,892,604

OTHER ASSETS AND LIABILITIES, NET                        (3.13)                                                          (2,272,345)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $    72,620,259
                                                        ------                                                      ---------------


+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,896,119.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 94.71%

AUSTRALIA - 3.85%
          2,786  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                             $        53,439
          3,583  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                60,383
          4,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                            91,091
          1,591  RIO TINTO LIMITED (METAL MINING)                                                                            93,310

                                                                                                                            298,223
                                                                                                                    ---------------

AUSTRIA - 0.49%
          1,400  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                         37,516
                                                                                                                    ---------------

BELGIUM - 2.56%
          1,000  BELGACOM SA (COMMUNICATIONS)                                                                                44,050
            630  DELHAIZE GROUP (FOOD STORES)                                                                                52,517
          2,380  FORTIS (DEPOSITORY INSTITUTIONS)                                                                           101,540

                                                                                                                            198,107
                                                                                                                    ---------------

CHINA - 1.29%
        108,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                            99,970
                                                                                                                    ---------------

DENMARK - 0.15%
            120  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                     11,918
                                                                                                                    ---------------

FRANCE - 12.25%
            600  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                       81,341
             19  ARKEMA INCORPORATED ADR (CHEMICALS & ALLIED PRODUCTS)+                                                         975
          2,593  AXA SA (INSURANCE CARRIERS)                                                                                104,980
          1,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                      96,291
          1,406  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                      88,252
          1,260  CARREFOUR SA (FOOD STORES)                                                                                  76,410
            679  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  64,983
            745  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                     78,626
          1,055  TECHNIP SA (OIL & GAS EXTRACTION)                                                                           72,418
          2,120  TOTAL SA (OIL & GAS EXTRACTION)                                                                            152,938
            794  TOTAL SA ADR (OIL & GAS EXTRACTION)                                                                         57,104
          1,900  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                       74,264

                                                                                                                            948,582
                                                                                                                    ---------------

GERMANY - 8.03%
            600  ALLIANZ AG (INSURANCE CARRIERS)                                                                            122,574
            900  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                51,692
          2,013  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                    76,662
          1,300  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                               80,312
            500  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                                 67,870
            425  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                                 56,646
          1,400  METRO AG (FOOD STORES)                                                                                      89,280
          1,440  SAP AG (BUSINESS SERVICES)                                                                                  76,529

                                                                                                                            621,565
                                                                                                                    ---------------

GREECE - 1.16%
          2,981  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                     90,125
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG - 3.84%
          7,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                         $        86,169
          9,000  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                           77,755
         85,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                            38,357
          4,000  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                               45,948
          8,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                             48,854

                                                                                                                            297,083
                                                                                                                    ---------------

ITALY - 2.30%
          3,400  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                          114,358
          7,300  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                           63,985

                                                                                                                            178,343
                                                                                                                    ---------------

JAPAN - 20.66%
          3,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                                 64,913
          5,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                          39,158
                 DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          4,000  BUILDERS)                                                                                                   69,577
          9,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                    70,636
          1,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                               26,974
                 KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            220  EQUIPMENT)                                                                                                  54,517
          2,700  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                           95,290
              9  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                      111,172
          6,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                    89,744
          5,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                              54,704
                 MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          1,100  EXCEPT COMPUTER EQUIPMENT)                                                                                  74,409
                 NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          2,000  COMPUTER EQUIPMENT)                                                                                         30,889
          1,500  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                       17,205
          9,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                               60,199
          8,000  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                               96,332
          5,000  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  94,324
             29  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                    45,813
                 OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          3,000  EQUIPMENT)                                                                                                  85,207
                 SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          1,700  EQUIPMENT)                                                                                                  88,139
          4,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      58,250
          2,700  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                         115,709
                 SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
          7,000  TRANSPORTATION EQUIPMENT)                                                                                   30,410
         12,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                         125,843

                                                                                                                          1,599,414
                                                                                                                    ---------------

NETHERLANDS - 4.87%
          1,044  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                                 63,683
          2,910  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                          72,371
          2,435  ING GROEP NV (FINANCIAL SERVICES)                                                                          107,969
          2,500  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                                 35,542
            400  ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM REFINING & RELATED INDUSTRIES)                                 28,316
          2,400  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                69,033

                                                                                                                            376,914
                                                                                                                    ---------------

NORWAY - 1.13%
             60  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                          3,397
          3,170  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                       84,014

                                                                                                                             87,411
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
RUSSIA - 0.45%
            400  LUKOIL ADR (OIL & GAS EXTRACTION)+                                                                 $        35,180
                                                                                                                    ---------------

SINGAPORE - 1.86%
         22,000  CAPITALAND LIMITED (REAL ESTATE)                                                                            88,932
          5,000  GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                         55,420

                                                                                                                            144,352
                                                                                                                    ---------------

SPAIN - 1.64%
          3,460  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                                83,309
          1,774  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                  43,580

                                                                                                                            126,889
                                                                                                                    ---------------

SWEDEN - 1.96%
          2,100  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                                  41,411
            926  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                       33,613
         19,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                    76,739

                                                                                                                            151,763
                                                                                                                    ---------------

SWITZERLAND - 8.40%
            900  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                             82,503
            700  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                   40,357
          2,100  NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                                                              120,624
          1,056  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                        189,361
            100  SWISSCOM AG (COMMUNICATIONS)                                                                                37,854
          1,580  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                        96,019
            310  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                           83,447

                                                                                                                            650,165
                                                                                                                    ---------------

UNITED KINGDOM - 17.82%
          5,720  AVIVA PLC (INSURANCE CARRIERS)                                                                              92,061
         11,306  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                     94,248
          5,780  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                      82,615
          9,380  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                               95,870
          4,776  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                         75,512
          4,249  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                          111,814
            960  GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED PRODUCTS)                                                       50,650
          4,158  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                                 75,795
         30,800  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                              94,982
                 NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
          5,968  EQUIPMENT)                                                                                                  86,120
          9,208  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                                 80,725
        337,933  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                             672
          4,740  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                       165,663
          4,200  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   81,536
         69,199  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                        191,719

                                                                                                                          1,379,982
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $6,140,851)                                                                                     7,333,502
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 2.50%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.50%
        193,313  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                           193,313
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $193,313)                                                                     193,313
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 4.09%

MUTUAL FUNDS - 4.09%
        317,239  WELLS FARGO MONEY MARKET TRUST~++                                                                  $       317,239
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $317,239)                                                                                317,239
                                                                                                                    ---------------


TOTAL INVESTMENTS IN SECURITIES
(COST $6,651,403)*                                      101.30%                                                     $     7,844,054

OTHER ASSETS AND LIABILITIES, NET                        (1.30)                                                            (100,705)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $     7,743,349
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $317,239.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 88.75%

BRAZIL - 9.05%
        301,500  CIA DE CONCESSOES RODOVIARIAS (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)      $     4,071,273
        113,500  COMPANHIA ENERGETICA DE MINAS GERAIS ADR (ELECTRIC, GAS & SANITARY SERVICES)+<<                          5,470,700
        245,100  COSAN SA INDUSTRIA E COMERCIO (FOOD & KINDRED PRODUCTS)+                                                 5,127,999
        341,000  LOJAS RENNER SA (APPAREL & ACCESSORY STORES)                                                             4,899,930
         54,700  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)<<                                                             5,633,553

                                                                                                                         25,203,455
                                                                                                                    ---------------

CHINA - 8.64%
      8,645,000  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                 5,368,185
      7,404,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)                                                       10,489,706
     11,550,000  TIANJIN DEVELOPMENT HOLDINGS LIMITED (BUSINESS SERVICES)                                                 8,196,650

                                                                                                                         24,054,541
                                                                                                                    ---------------

INDIA - 7.60%
      1,157,299  BAJAJ HINDUSTHAN LIMITED (AGRICULTURAL PRODUCTION CROPS)                                                 5,751,196
        355,290  HINDUSTAN ZINC LIMITED (METAL MINING)                                                                    6,611,717
        298,430  SUZLON ENERGY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           8,797,819

                                                                                                                         21,160,732
                                                                                                                    ---------------

ISRAEL - 1.89%
      1,120,000  BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                                                               5,274,496
                                                                                                                    ---------------

MALAYSIA - 6.36%
      4,100,000  BUMIPUTRA-COMMERCE HOLDINGS BERHAD (DEPOSITORY INSTITUTIONS)                                             9,006,519
      2,815,000  TENAGA NASIONAL BERHAD (ELECTRIC, GAS & SANITARY SERVICES)                                               8,697,137

                                                                                                                         17,703,656
                                                                                                                    ---------------

MEXICO - 5.93%
         95,900  AMERICA MOVIL SA DE CV ADR SERIES L (COMMUNICATIONS)                                                     4,336,598
      1,035,000  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)                                                          5,729,242
        701,656  INDUSTRIA PENOLES SA DE CV (MEMBERSHIP ORGANIZATIONS)                                                    6,430,710

                                                                                                                         16,496,550
                                                                                                                    ---------------

PHILIPPINES - 4.24%
     19,794,000  ROBINSON LAND CORPORATION (REAL ESTATE)                                                                  6,557,645
     13,400,000  UNIVERSAL ROBINA CORPORATION (TEXTILE MILL PRODUCTS)                                                     5,258,919

                                                                                                                         11,816,564
                                                                                                                    ---------------

POLAND - 0.95%
        628,649  MULTIMEDIA POLSKA SA (COMMUNICATIONS)+                                                                   2,656,812
                                                                                                                    ---------------

RUSSIA - 14.57%
        179,600  GAZPROM ADR (OIL & GAS EXTRACTION)<<                                                                     8,347,808
         16,100  JSC MMC NORILSK NICKEL ADR (PRIMARY METAL INDUSTRIES)<<                                                  2,527,700
         97,900  LUKOIL ADR (OIL & GAS EXTRACTION)+<<                                                                     8,610,305
        135,200  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)<<                                                                6,785,688
          2,830  SBERBANK OF RUSSIA (DEPOSITORY INSTITUTIONS)                                                             9,763,500
         41,800  UNIFIED ENERGY SYSTEM REGISTERED S GDR (ELECTRIC, GAS & SANITARY SERVICES)                               4,514,400

                                                                                                                         40,549,401
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SAUDI ARABIA - 1.56%
        165,000  IMPALA PLATINUM HOLDINGS LIMITED (METAL MINING)                                                    $     4,328,949
                                                                                                                    ---------------

SOUTH AFRICA - 8.65%
        331,700  GOLD FIELDS LIMITED (METAL MINING)                                                                       6,278,569
        472,000  HIRCO PLC (REAL ESTATE)+                                                                                 3,973,920
                 REUNERT LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
        372,000  EQUIPMENT)                                                                                               4,336,221
        182,500  SASOL LIMITED (COAL MINING)                                                                              6,734,278
        204,900  STANDARD BANK GROUP LIMITED (DEPOSITORY INSTITUTIONS)                                                    2,760,924

                                                                                                                         24,083,912
                                                                                                                    ---------------

SOUTH KOREA - 8.31%
        223,000  KOREA ELECTRIC POWER CORPORATION (ELECTRIC, GAS & SANITARY SERVICES)                                    10,166,882
                 SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
         19,670  EXCEPT COMPUTER EQUIPMENT)                                                                              12,965,280

                                                                                                                         23,132,162
                                                                                                                    ---------------

TAIWAN - 10.22%
      8,225,000  EVA AIRWAYS CORPORATION (TRANSPORTATION BY AIR)+                                                         3,420,247
                 HON HAI PRECISION INDUSTRY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
      2,147,680  EQUIPMENT)                                                                                              15,324,097
     11,676,000  YUANTA CORE PACIFIC SECURITIES COMPANY (FINANCIAL SERVICES)                                              9,692,675

                                                                                                                         28,437,019
                                                                                                                    ---------------

UNITED KINGDOM - 0.78%
      1,178,500  UNITECH CORPORATE PARKS PLC (MISCELLANEOUS RETAIL)+                                                      2,169,033
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $209,191,931)                                                                                 247,067,282
                                                                                                                    ---------------

PREFERRED STOCKS - 4.35%
        478,300  COMPANHIA VALE DO RIO DOCE PREFERRED                                                                    12,111,411

TOTAL PREFERRED STOCKS (COST $6,719,472)                                                                                 12,111,411
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 7.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.33%
         24,690  FEDERATED INVESTORS PRIME OBLIGATIONS FUND 10                                                               24,690
        865,641  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     865,641
         20,609  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             20,609

                                                                                                                            910,940
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE       MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 7.03%
$        92,742  AMERICAN GENERAL FINANCE CORPORATION+/-++                            5.40%           01/15/2008             92,777
        257,618  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                    5.33            04/25/2007            257,636
        257,618  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                   5.35            10/25/2007            257,589
        257,618  BANCO SANTANDER TOTTA LN+/-++                                        5.35            01/16/2008            257,641
        257,618  BANK OF AMERICA NA SERIES BKNT+/-                                    5.36            06/19/2007            257,680
        170,028  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                5.42            01/12/2007            170,031
         35,221  BARTON CAPITAL LLC++                                                 5.37            01/25/2007             35,103
         61,828  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                   5.53            01/16/2007             61,832
      2,215,512  BEAR STEARNS & COMPANY
                 (MATURITY VALUE $2,216,172)                                          5.36            01/02/2007          2,215,512
        582,525  BUCKINGHAM III CDO LLC++                                             5.35            01/16/2007            581,337
        103,047  CEDAR SPRINGS CAPITAL COMPANY++                                      5.31            01/17/2007            102,821

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                   INTEREST RATE      MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        32,975  CHEYNE FINANCE LLC++                                                 5.33%           01/23/2007    $        32,874
        237,008  CHEYNE FINANCE LLC                                                   5.35            03/16/2007            234,489
        257,618  CHEYNE FINANCE LLC SERIES MTN+/-++                                   5.34            07/16/2007            257,646
      1,985,105  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $1,985,696)           5.36            01/02/2007          1,985,105
         46,495  CLIPPER RECEIVABLES CORPORATION                                      5.39            01/10/2007             46,440
        386,942  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                   5.35            01/29/2007            385,417
        515,235  CULLINAN FINANCE CORPORATION SERIES MTN2+/-++                        5.31            06/25/2007            515,246
        257,618  DEER VALLEY FUNDING LLC                                              5.32            01/23/2007            256,829
        226,704  DEER VALLEY FUNDING LLC++                                            5.35            02/27/2007            224,856
         47,309  DEER VALLEY FUNDING LLC++                                            5.35            02/28/2007             46,916
         10,305  DEER VALLEY FUNDING LLC                                              5.37            01/19/2007             10,279
        515,235  FIVE FINANCE INCORPORATED SERIES MTN+/-++                            5.37            06/13/2007            515,374
        422,895  FOX TROT CDO LIMITED++                                               5.38            01/22/2007            421,660
        309,141  GEORGE STREET FINANCE LLC++                                          5.41            01/29/2007            307,923
        147,873  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                      5.46            03/30/2007            147,920
         20,609  HARRIER FINANCE FUNDING LLC SERIES MTN+/-++                          5.42            05/15/2007             20,615
         36,066  HBOS TREASURY SERVICES PLC+/-++                                      5.45            01/12/2007             36,068
        370,753  HUDSON-THAMES LLC                                                    5.32            03/21/2007            366,545
        104,510  HUDSON-THAMES LLC                                                    5.35            01/24/2007            104,175
        209,402  HUDSON-THAMES LLC++                                                  5.36            02/20/2007            207,909
         78,398  HUDSON-THAMES LLC++                                                  5.37            01/23/2007             78,158
         18,548  HUDSON-THAMES LLC++                                                  5.38            02/28/2007             18,395
        360,665  IBM CORPORATION SERIES MTN+/-                                        5.36            06/28/2007            360,820
        669,806  ING USA ANNUITY & LIFE INSURANCE+/-                                  5.42            09/17/2007            669,806
        257,618  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                           5.35            01/25/2008            257,623
        154,571  KAUPTHING BANK SERIES MTN+/-++                                       5.43            03/20/2007            154,534
         38,313  KLIO FUNDING CORPORATION++                                           5.33            01/25/2007             38,185
        149,140  KLIO FUNDING CORPORATION++                                           5.34            01/23/2007            148,684
      1,030,471  KLIO III FUNDING CORPORATION++                                       5.39            01/23/2007          1,027,317
        415,733  LA FAYETTE ASSET SECURITIZATION CORPORATION                          5.33            02/02/2007            413,858
        204,384  LA FAYETTE ASSET SECURITIZATION CORPORATION++                        5.37            01/12/2007            204,085
         34,624  LEGACY CAPITAL CORPORATION                                           5.33            01/16/2007             34,553
        182,228  LIBERTY LIGHTHOUSE FUNDING COMPANY                                   5.38            01/18/2007            181,804
        257,618  LIQUID FUNDING LIMITED++                                             5.34            03/05/2007            255,294
        391,579  LIQUID FUNDING LIMITED++                                             5.35            01/02/2007            391,579
         61,828  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            02/20/2007             61,831
        257,618  LIQUID FUNDING LIMITED SERIES MTN+/-++                               5.32            03/06/2007            257,649
        103,047  MBIA GLOBAL FUNDING LLC+/-++                                         5.35            02/20/2007            103,051
        257,618  MORGAN STANLEY+/-                                                    5.32            07/12/2007            257,618
        257,618  MORGAN STANLEY+/-                                                    5.50            07/27/2007            257,831
        173,377  MORGAN STANLEY+/-                                                    5.51            01/12/2007            173,382
         47,659  MORGAN STANLEY SERIES EXL+/-                                         5.41            08/13/2010             47,660
        184,609  NATIONWIDE BUILDING SOCIETY+/-++                                     5.49            07/20/2007            184,773
        515,235  NORTHERN ROCK PLC+/-++                                               5.35            02/05/2008            515,313
        151,594  PARAGON MORTGAGES PLC SERIES 12A+/-++                                5.33            05/15/2007            151,594
        257,618  PREMIUM ASSET TRUST SERIES 06-B+/-++                                 5.40            12/16/2007            257,618
         41,683  RACERS TRUST SERIES 2004-6-MM+/-++                                   5.37            06/22/2007             41,683
        206,094  SLM CORPORATION+/-++                                                 5.35            01/11/2008            206,154
         20,609  STANFIELD VICTORIA FUNDING++                                         5.34            04/16/2007             20,298
        741,939  TASMAN FUNDING INCORPORATED++                                        5.39            01/22/2007            739,772
        573,560  TICONDEROGA FUNDING LLC                                              5.37            01/30/2007            571,220
         59,572  TRAVELERS INSURANCE COMPANY+/-                                       5.42            02/09/2007             59,570
        257,618  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+/-++                   5.36            06/15/2007            257,646
        257,618  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                   5.36            03/09/2007            257,667
         74,452  VERSAILLES CDS LLC++                                                 5.32            01/17/2007             74,288
         62,447  VERSAILLES CDS LLC                                                   5.33            03/22/2007             61,728
        200,025  WHITE PINE FINANCE LLC                                               5.35            01/11/2007            199,763
        177,241  ZELA FINANCE INCORPORATED++                                          5.36            03/12/2007            175,461

                                                                                                                         19,582,510
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $20,493,450)                                                               20,493,450
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SHORT-TERM INVESTMENTS - 5.06%

MUTUAL FUNDS - 5.06%
     14,075,341  WELLS FARGO MONEY MARKET TRUST~@                                                                   $    14,075,341
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $14,075,341)                                                                          14,075,341
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $250,480,194)*                                    105.52%                                                     $   293,747,484

OTHER ASSETS AND LIABILITIES, NET                        (5.52)                                                         (15,374,807)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   278,372,677
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $14,075,341.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR THE FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 97.11%

AUSTRALIA - 3.30%
        314,900  BLUESCOPE STEEL LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                   $     2,142,633
        264,000  BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   1,589,997
         44,000  COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY INSTITUTIONS)                                                 1,718,503
        192,000  CSR LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                               568,330
        222,900  ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                                                                823,425
         94,189  ORICA LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                   1,806,652
        493,903  PUBLISHING & BROADCASTING LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                             8,323,529
        345,600  QANTAS AIRWAYS (TRANSPORTATION BY AIR)                                                                   1,424,007
        104,000  QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)                                                         2,368,357
         53,194  RIO TINTO LIMITED (METAL MINING)                                                                         3,119,747
        158,200  SANTOS LIMITED (OIL & GAS EXTRACTION)                                                                    1,232,513
        584,000  TELSTRA CORPORATION LIMITED (COMMUNICATIONS)                                                             1,908,452

                                                                                                                         27,026,145
                                                                                                                    ---------------

AUSTRIA - 0.80%
         54,200  TELEKOM AUSTRIA AG (COMMUNICATIONS)                                                                      1,452,393
         47,200  VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                  2,664,833
         34,660  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG (INSURANCE CARRIERS)                                       2,434,047

                                                                                                                          6,551,273
                                                                                                                    ---------------

BELGIUM - 1.85%
         33,000  BELGACOM SA (COMMUNICATIONS)                                                                             1,453,647
         24,100  DELHAIZE GROUP (FOOD STORES)                                                                             2,008,996
         10,400  DEXIA SA (DEPOSITORY INSTITUTIONS)                                                                         284,866
        160,300  FORTIS (DEPOSITORY INSTITUTIONS)                                                                         6,839,015
        106,783  FORTIS NA (DEPOSITORY INSTITUTIONS)                                                                      4,554,364
            172  UMICORE (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)                                          29,289

                                                                                                                         15,170,177
                                                                                                                    ---------------

BRAZIL - 0.12%
        230,790  VIVO PARTICIPACOES SA ADR (COMMUNICATIONS)                                                                 946,239
                                                                                                                    ---------------

CANADA - 0.06%
         19,600  NORTEL NETWORKS CORPORATION ADR (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)+                                                                                523,908
                                                                                                                    ---------------

CHINA - 0.72%
        547,000  CHINA LIFE INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                                1,867,098
      2,099,000  CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC) (OIL COMPANIES)                                         1,942,944
      2,745,000  GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)                                                         1,238,696
      1,311,100  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H (DEPOSITORY INSTITUTIONS)+                                   814,138

                                                                                                                          5,862,876
                                                                                                                    ---------------

DENMARK - 0.45%
         14,653  CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                                                                  1,455,235
         29,700  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                                                                1,319,696
         33,700  H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                                                              929,184

                                                                                                                          3,704,115
                                                                                                                    ---------------

FINLAND - 1.37%
         22,400  ELCOTEQ NETWORK OYJ (COMMUNICATIONS)                                                                       289,185
        217,694  FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)                                                           6,195,608
         64,300  KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                                                                 1,445,487
         55,900  RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                                                               2,224,784

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FINLAND (continued)
         66,500  STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                                                           $     1,053,396

                                                                                                                         11,208,460
                                                                                                                    ---------------

FRANCE - 10.62%
         57,582  ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                                    7,806,312
            910  ARKEMA (OIL & GAS EXTRACTION)+                                                                              46,764
         10,500  ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)                                                      1,636,922
        110,555  AXA SA (INSURANCE CARRIERS)                                                                              4,475,905
         51,000  BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                                                                 5,564,187
        141,407  BOUYGUES SA (ENGINEERING CONSTRUCTION)                                                                   9,077,450
         48,978  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                   3,074,258
        105,188  CARREFOUR SA (FOOD STORES)                                                                               6,378,901
         10,000  CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)                                                     1,116,758
         26,600  COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                       2,234,955
         31,349  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)               3,000,201
         33,900  CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)                                                             1,425,720
         53,368  ELECTRICITE DE FRANCE (ELECTRIC, GAS & SANITARY SERVICES)                                                3,888,738
         59,752  LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER SERVICES)                                                  6,306,082
         16,900  PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                              1,119,900
         14,600  RALLYE SA (GENERAL MERCHANDISE STORES)                                                                     790,757
         14,500  RENAULT SA (TRANSPORTATION EQUIPMENT)                                                                    1,741,799
         15,000  SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                                                               2,546,367
         87,939  TECHNIP SA (OIL & GAS EXTRACTION)                                                                        6,036,338
        134,000  TOTAL SA (OIL & GAS EXTRACTION)                                                                          9,666,821
         26,899  VALEO SA (TRANSPORTATION EQUIPMENT)                                                                      1,119,564
         22,584  VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                                2,885,791
        129,400  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                                                                    5,057,797

                                                                                                                         86,998,287
                                                                                                                    ---------------

GERMANY - 7.76%
         59,529  ALLIANZ AG (INSURANCE CARRIERS)                                                                         12,161,188
         16,400  ALTANA AG (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              1,017,491
         47,400  BASF AG (CHEMICALS & ALLIED PRODUCTS)                                                                    4,620,804
         32,098  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                             1,843,554
         88,742  COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                                                                 3,379,588
         75,300  DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)                                                            4,651,891
         79,734  DEUTSCHE POST AG (TRANSPORTATION SERVICES)                                                               2,403,966
         41,995  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                                                              5,700,410
         30,057  FRAPORT AG (TRANSPORTATION SERVICES)                                                                     2,143,329
         16,500  FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)                                                              2,199,201
         20,982  IVG IMMOBILIEN AG (REAL ESTATE)                                                                            901,266
         30,100  MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                          2,720,145
         43,900  METRO AG (FOOD STORES)                                                                                   2,799,563
         13,300  MUENCHENER RUECKVERSICHERUNGS GESELLSCHAFT AG (INSURANCE CARRIERS)                                       2,289,731
         57,193  RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                                                               6,304,027
         56,800  SAP AG (BUSINESS SERVICES)                                                                               3,018,636
         95,800  THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                                                               4,513,368
         44,900  TUI AG (TRANSPORTATION BY AIR)                                                                             897,348

                                                                                                                         63,565,506
                                                                                                                    ---------------

GREECE - 0.43%
        100,729  ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                                                                  3,044,928
         17,700  PUBLIC POWER CORPORATION SA (ELECTRIC, GAS & SANITARY SERVICES)                                            448,604

                                                                                                                          3,493,532
                                                                                                                    ---------------

HONG KONG - 5.10%
        273,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                                                               3,360,599
        708,600  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION &
                 WAREHOUSING)                                                                                             2,906,077

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HONG KONG (continued)
        941,400  CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)                                                  $     8,133,150
        349,200  CHINA RESOURCES ENTERPRISE LIMITED (MISCELLANEOUS RETAIL)                                                1,003,384
        396,800  CHINA RESOURCES LAND LIMITED (REAL ESTATE)                                                                 474,938
      2,712,700  CHINA UNICOM LIMITED (BUSINESS SERVICES)                                                                 3,975,776
        421,000  CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)                                                             1,453,255
         88,800  HSBC HOLDINGS PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   1,627,975
        297,700  HUTCHINSON WHAMPOA (DIVERSIFIED OPERATIONS)                                                              3,025,492
        547,200  MTR CORPORATION (RAILROAD TRANSPORTATION)                                                                1,376,037
        694,832  NWS HOLDINGS LIMITED (BUSINESS SERVICES)                                                                 1,590,066
        275,220  ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                             1,751,461
        480,400  SUN HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                            5,518,396
        306,158  SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                                3,288,572
        347,000  TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                          2,119,036
         46,000  TENCENT HOLDINGS LIMITED (COMMUNICATIONS)                                                                  163,815

                                                                                                                         41,768,029
                                                                                                                    ---------------

INDONESIA - 0.02%
        538,400  BANK MANDIRI PERSERO TBK PT (DEPOSITORY INSTITUTIONS)                                                      173,610
                                                                                                                    ---------------

IRELAND - 0.28%
         82,800  IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                          2,284,364
                                                                                                                    ---------------

ITALY - 3.62%
        150,723  BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                               1,163,923
         61,200  BANCHE POPOLARI UNITE SPA (DEPOSITORY INSTITUTIONS)                                                      1,681,980
         97,000  BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             1,851,521
        227,030  ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                        7,636,096
        130,800  FIAT SPA (TRANSPORTATION EQUIPMENT)+                                                                     2,500,144
         90,453  MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                                 2,136,102
        122,633  SAIPEM SPA (OIL & GAS EXTRACTION)                                                                        3,195,532
        550,156  TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                                  1,395,815
        231,855  TELECOM ITALIA SPA (COMMUNICATIONS)                                                                        700,875
        842,186  UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                        7,381,843

                                                                                                                         29,643,831
                                                                                                                    ---------------

JAPAN - 19.55%
          9,000  ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                  302,508
        108,100  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                              2,339,040
         44,200  AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                   1,244,233
         34,300  ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                                 511,884
         58,600  ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        635,709
        127,300  ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                        2,037,784
        183,000  ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    1,197,908
        177,000  BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                       1,386,194
         34,000  CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,914,205
        161,000  CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS)                                                                                                   922,667
        106,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      2,190,841
        225,000  COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                           915,088
        168,400  CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     5,801,773
        117,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS)                                                                                                2,035,125
        342,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                        1,422,545
        174,000  FUJI HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                     893,357
        335,000  FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                                 2,629,217
         51,100  HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           974,724
                 HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
         73,000  COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                                   1,864,796

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
JAPAN (continued)
         33,000  HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED PRODUCTS)                                             $       186,345
         61,800  HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                                   2,440,738
            942  JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                            4,551,489
          4,118  JUPITER TELECOMMUNICATIONS COMPANY LIMITED (COMMUNICATIONS)+                                             3,321,944
         97,200  KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                           2,621,839
         80,000  KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                            2,157,893
         13,000  KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               3,221,461
        102,000  MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                 OPERATIVE BUILDERS)                                                                                        739,683
        325,400  MARUBENI CORPORATION (BUSINESS SERVICES)                                                                 1,651,541
        128,400  MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                        4,531,574
        227,000  MITSUBISHI CHEMICAL HOLDINGS CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                   1,430,612
         88,000  MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                          2,277,551
         83,000  MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                               377,320
            557  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                    6,880,299
        227,000  MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)                                                 3,395,320
         91,500  MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                             2,233,583
        182,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                           1,991,210
            384  MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                            2,742,742
         38,700  MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT)                                                                               2,617,831
         52,000  NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                        803,126
        154,000  NIKKO CORDIAL CORPORATION (FINANCIAL)                                                                    1,766,396
        690,000  NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)                                                            4,615,268
        370,000  NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                      2,126,633
            600  NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                                2,954,498
        419,200  NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                            5,047,801
        294,400  NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)               5,553,783
        144,000  NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                                   1,419,369
            292  NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,462,392
          3,736  NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                                 5,902,004
        326,000  OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                      1,731,289
        113,800  OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               3,232,167
         19,700  ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                                  5,702,828
         19,400  PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                               603,168
        133,000  RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                            851,611
         66,000  RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               1,347,674
         43,200  RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,079,955
         36,800  SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      1,035,923
          7,700  SANYO SHINPAN FINANCE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                 191,845
         68,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               3,525,566
        135,000  SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   1,965,926
         60,400  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                               676,046
         96,000  SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)+                                       4,114,113
        154,000  SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          1,063,720
         55,000  SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                         823,117
        259,000  SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT)                                                                                1,125,188
        398,000  SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                       4,173,808
        695,850  TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      2,122,546
         11,800  TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                                  467,022
        155,000  TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                             2,025,335
         54,700  TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                            1,769,632
         96,000  TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               1,059,989
        209,000  TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,076,568
         91,800  TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                                      6,140,313

                                                                                                                        160,147,192
                                                                                                                    ---------------

LUXEMBOURG - 0.32%
         12,648  RTL GROUP (COMMUNICATIONS)                                                                               1,414,145
         63,600  STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)+                     1,224,018

                                                                                                                          2,638,163
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MEXICO - 0.88%
        147,800  GRUPO TELEVISA SA ADR (COMMUNICATIONS)                                                             $     3,992,078
        722,700  WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE STORES)                                                  3,179,666

                                                                                                                          7,171,744
                                                                                                                    ---------------

NETHERLANDS - 4.12%
         57,751  ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)                                                           1,856,296
        206,900  AEGON NV (INSURANCE CARRIERS)                                                                            3,943,814
         58,516  AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                                                              3,569,434
        338,013  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+                                       8,406,264
         26,400  ASML HOLDING NV NEW YORK REGISTERED SHARES (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+              650,232
        227,266  ING GROEP NV (FINANCIAL SERVICES)                                                                       10,077,044
         98,600  KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                                                              1,401,785
         36,153  UNILEVER NV (FOOD & KINDRED PRODUCTS)                                                                      987,878
         99,000  WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                             2,847,614

                                                                                                                         33,740,361
                                                                                                                    ---------------

NORWAY - 1.02%
         67,000  NORSK HYDRO ASA (OIL & GAS EXTRACTION)                                                                   2,079,244
          3,094  ORKLA ASA (FOOD & KINDRED PRODUCTS)                                                                        175,164
          9,000  RENEWABLE ENERGY CORPORATION AS (ELECTRIC, GAS & SANITARY SERVICES)+                                       164,550
        182,300  SEADRILL LIMITED (PETROLEUM REFINING & RELATED INDUSTRIES)+                                              3,077,219
        106,973  STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)                                                    2,835,080

                                                                                                                          8,331,257
                                                                                                                    ---------------

PORTUGAL - 0.31%
        325,200  BANCO COMERCIAL PORTUGUES SA (DEPOSITORY INSTITUTIONS)                                                   1,201,980
        262,200  ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT)                                                                                      1,329,085

                                                                                                                          2,531,065
                                                                                                                    ---------------

RUSSIA - 1.07%
         51,487  LUKOIL ADR (OIL & GAS EXTRACTION)+                                                                       4,528,282
         16,358  NOVATEK OAO GDR (OIL & GAS EXTRACTION)+                                                                  1,038,733
         17,408  OAO TMK GDR (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)!                      570,982
         24,503  UNIFIED ENERGY SYSTEM REGISTERED S GDR (ELECTRIC, GAS & SANITARY SERVICES)                               2,646,324

                                                                                                                          8,784,321
                                                                                                                    ---------------

SINGAPORE - 1.96%
        910,000  CAPITALAND LIMITED (REAL ESTATE)                                                                         3,678,566
        224,900  KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)                                                           2,580,760
        433,101  MOBILONE LIMITED (COMMUNICATIONS)                                                                          607,118
        398,000  NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)                                                        542,344
        471,000  SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)                                                     5,374,083
        256,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                   3,238,077

                                                                                                                         16,020,948
                                                                                                                    ---------------

SOUTH AFRICA - 0.17%
        113,947  MTN GROUP LIMITED (COMMUNICATIONS)                                                                       1,385,902
                                                                                                                    ---------------

SOUTH KOREA - 1.80%
         72,999  HANA FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)+                                             3,838,335
         66,558  KOOKMIN BANK (FINANCIAL SERVICES)                                                                        5,360,424
         12,974  NHN CORPORATION (BUSINESS SERVICES)+                                                                     1,591,756
         77,570  SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL SERVICES)                                             3,961,909

                                                                                                                         14,752,424
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
SPAIN - 2.35%
        196,000  BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY INSTITUTIONS)                                       $     4,719,213
        105,300  BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY INSTITUTIONS)                                             1,965,470
         70,619  ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)                                                            3,340,082
         24,133  GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS & SANITARY SERVICES)                                      664,211
         69,399  INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                               1,704,858
         49,190  INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY STORES)                                               2,649,916
        104,000  REPSOL YPF SA (OIL & GAS EXTRACTION)                                                                     3,596,858
         27,757  TELEFONICA SA (COMMUNICATIONS)                                                                             590,645

                                                                                                                         19,231,253
                                                                                                                    ---------------

SWEDEN - 1.57%
         40,900  ELECTROLUX AB (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                             818,484
         40,900  HUSQVARNA AB B SHARES (COMMUNICATIONS)+                                                                    639,254
        263,100  NORDEA AB (DEPOSITORY INSTITUTIONS)                                                                      4,054,521
         74,800  SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                               1,475,033
         39,807  SWEDBANK AB (DEPOSITORY INSTITUTIONS)                                                                    1,444,948
        670,000  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B (COMMUNICATIONS)                                                 2,706,052
         25,300  VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                                                             1,742,483

                                                                                                                         12,880,775
                                                                                                                    ---------------

SWITZERLAND - 9.12%
         54,605  ADECCO SA (BUSINESS SERVICES)                                                                            3,730,707
         16,900  CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED PRODUCTS)                                                1,124,124
         74,700  CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT INSTITUTIONS)                                                 5,226,241
          3,100  GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)                                                              2,008,576
         31,700  HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                          2,905,942
         16,132  NESTLE SA (FOOD & KINDRED PRODUCTS)                                                                      5,732,586
        158,299  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                                                                9,126,389
          3,600  RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)                                                          1,883,463
         66,999  ROCHE HOLDING AG (MEDICAL PRODUCTS)                                                                     12,014,183
          3,875  ROCHE HOLDINGS AG - BEARER SHARES (MEDICAL PRODUCTS)                                                       787,085
          1,734  SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                                                               383,159
         62,125  SWISS REINSURANCE (INSURANCE CARRIERS)                                                                   5,282,027
          7,900  SWISSCOM AG (COMMUNICATIONS)                                                                             2,990,460
        242,105  UBS AG (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                                    14,713,070
          2,900  VALORA HOLDING AG (GENERAL MERCHANDISE STORES)                                                             796,697
          6,400  VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY INSTITUTIONS)                                                 1,707,017
         15,800  ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)                                                        4,253,098

                                                                                                                         74,664,824
                                                                                                                    ---------------

TAIWAN - 0.24%
        183,545  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR (ELECTRONIC & OTHER ELECTRICAL
                 EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                       2,006,147
                                                                                                                    ---------------

UNITED KINGDOM - 16.13%
        161,500  ALFRED MCALPINE GROUP PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               1,830,880
        117,400  ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)                                                       2,615,887
         36,200  ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                                                            1,944,918
        273,634  AVIVA PLC (INSURANCE CARRIERS)                                                                           4,404,033
        345,000  BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                                                                  2,875,957
        815,350  BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                                                                  11,654,017
         93,600  BARRATT DEVELOPMENTS PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                2,263,349
         41,224  BOOTS GROUP PLC (HEALTH SERVICES)                                                                          675,995
        288,400  BP PLC (OIL & GAS EXTRACTION)                                                                            3,204,570
        193,700  BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              1,783,475
        298,800  BRIT INSURANCE HOLDINGS PLC (INSURANCE CARRIERS)                                                         1,847,280
        266,000  BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)                                                            2,718,697
        569,600  BT GROUP PLC (COMMUNICATIONS)                                                                            3,362,529
        217,222  CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)                                                          2,324,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
UNITED KINGDOM (continued)
         48,244  CARNIVAL PLC (WATER TRANSPORTATION)                                                                $     2,444,648
        374,500  DS SMITH PLC (PAPER & ALLIED PRODUCTS)                                                                   1,437,198
        677,500  DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)                                                       2,540,310
        165,500  EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                                      2,616,672
         93,000  GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                       1,016,986
        283,000  GKL PLC (TRANSPORTATION EQUIPMENT)                                                                       1,540,423
        272,800  GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)                                                        7,178,808
         87,600  HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                      1,321,556
        202,200  HBOS PLC (DEPOSITORY INSTITUTIONS)                                                                       4,481,633
        273,205  HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                                                              4,980,203
        105,900  IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS & ALLIED PRODUCTS)                                             937,223
        758,529  KINGFISHER PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)                       3,542,169
      1,005,000  LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)                                                           3,099,241
        585,220  LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)                                                           6,548,534
        212,040  NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
                 EQUIPMENT)                                                                                               3,059,807
        348,700  NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                                                               783,454
        477,500  OLD MUTUAL PLC (INSURANCE CARRIERS)                                                                      1,629,127
        438,282  ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                                                              3,842,359
     16,084,949  ROLLS ROYCE GROUP PLC CLASS B (AEROSPACE, DEFENSE)                                                          31,966
        921,700  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC (INSURANCE CARRIERS)                                            2,752,125
        204,371  ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)                                                     7,142,762
        138,000  ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)                                                     4,836,607
        168,400  SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)                                                       1,844,807
        148,000  SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                                2,873,182
         83,000  TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                                                                1,248,909
        174,100  TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                      1,453,021
      3,336,805  VODAFONE GROUP PLC (COMMUNICATIONS)                                                                      9,244,767
        832,397  WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED PRODUCTS)                                              4,147,888

                                                                                                                        132,082,328
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $601,451,491)                                                                                 795,289,056
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 3.13%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 3.13%
     25,594,461  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND                                                        25,594,461
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $25,594,461)                                                               25,594,461
                                                                                                                    ---------------

SHORT-TERM INVESTMENTS - 2.06%

MUTUAL FUNDS - 2.06%
     16,923,097  WELLS FARGO MONEY MARKET TRUST~++                                                                       16,923,097
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,923,097)                                                                          16,923,097
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $643,969,049)*                                    102.30%                                                     $   837,806,614

OTHER ASSETS AND LIABILITIES, NET                        (2.30)                                                         (18,834,018)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   818,972,596
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

! SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $16,923,097.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR THE FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS      PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  AGGRESSIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT              SECURITY NAME                                                                                        VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.04%
            N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                $    16,202,777
            N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                       9,650,366
            N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           16,333,982
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            16,192,541
            N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   48,583,462
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                 4,864,394
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       7,334,258
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     7,383,765
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      7,384,134
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      7,412,633
            N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   4,821,654
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    33,525,616
            N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                    34,052,415
            N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          6,487,826
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     6,461,699
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        647,254
            N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                5,884,743
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        9,727,353

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $208,984,608)                                                   242,950,872
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 0.81%

US TREASURY BILLS - 0.81%
$       180,000  US TREASURY BILL^                                                      4.95%         02/08/2007            179,135
         60,000  US TREASURY BILL^                                                      4.94          05/10/2007             58,967
      1,770,000  US TREASURY BILL^                                                      4.96          05/10/2007          1,739,528

TOTAL SHORT-TERM INVESTMENTS (COST $1,977,094)                                                                            1,977,630
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $210,961,702)                                      99.85%                                                     $   244,928,502

OTHER ASSETS AND LIABILITIES, NET                         0.15                                                              370,929
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   245,299,431
                                                        ------                                                      ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
COMMON STOCKS - 58.28%

AMUSEMENT & RECREATION SERVICES - 0.14%
          9,627  HARRAH'S ENTERTAINMENT INCORPORATED                                                                $       796,345
         17,566  INTERNATIONAL GAME TECHNOLOGY                                                                              811,549

                                                                                                                          1,607,894
                                                                                                                    ---------------

APPAREL & ACCESSORY STORES - 0.25%
         27,270  GAP INCORPORATED                                                                                           531,765
         16,925  KOHLS CORPORATION+                                                                                       1,158,178
         17,702  LIMITED BRANDS INCORPORATED<<                                                                              512,296
         11,839  NORDSTROM INCORPORATED                                                                                     584,136

                                                                                                                          2,786,375
                                                                                                                    ---------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.07%
          5,706  JONES APPAREL GROUP INCORPORATED                                                                           190,752
          5,304  LIZ CLAIBORNE INCORPORATED                                                                                 230,512
          4,627  VF CORPORATION                                                                                             379,784

                                                                                                                            801,048
                                                                                                                    ---------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.04%
          7,741  AUTONATION INCORPORATED+                                                                                   165,038
          2,620  AUTOZONE INCORPORATED+<<                                                                                   302,767

                                                                                                                            467,805
                                                                                                                    ---------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.01%
          3,143  RYDER SYSTEM INCORPORATED<<                                                                                160,482
                                                                                                                    ---------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.15%
          6,142  CENTEX CORPORATION                                                                                         345,610
         14,283  D.R. HORTON INCORPORATED                                                                                   378,357
          4,064  KB HOME                                                                                                    208,402
          7,135  LENNAR CORPORATION CLASS A<<                                                                               374,302
         10,936  PULTE HOMES INCORPORATED                                                                                   362,200

                                                                                                                          1,668,871
                                                                                                                    ---------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.62%
        105,627  HOME DEPOT INCORPORATED                                                                                  4,241,980
         78,813  LOWE'S COMPANIES INCORPORATED                                                                            2,455,025
          5,791  SHERWIN-WILLIAMS COMPANY<<                                                                                 368,192

                                                                                                                          7,065,197
                                                                                                                    ---------------

BUSINESS SERVICES - 3.64%
         30,191  ADOBE SYSTEMS INCORPORATED+                                                                              1,241,454
          6,136  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                         299,682
         11,991  AUTODESK INCORPORATED+                                                                                     485,156
         28,497  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   1,403,477
         10,614  BMC SOFTWARE INCORPORATED+<<                                                                               341,771
         21,256  CA INCORPORATED                                                                                            481,448
          9,346  CITRIX SYSTEMS INCORPORATED+                                                                               252,809
          7,338  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        566,200
          8,887  COMPUTER SCIENCES CORPORATION+                                                                             474,299
         18,230  COMPUWARE CORPORATION+                                                                                     151,856
          7,131  CONVERGYS CORPORATION+                                                                                     169,575
         59,887  EBAY INCORPORATED+                                                                                       1,800,802
         15,966  ELECTRONIC ARTS INCORPORATED+                                                                              804,048

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
BUSINESS SERVICES (continued)
         26,769  ELECTRONIC DATA SYSTEMS CORPORATION                                                                $       737,486
          6,476  EQUIFAX INCORPORATED                                                                                       262,926
          8,378  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        335,874
         39,634  FIRST DATA CORPORATION                                                                                   1,011,460
          8,962  FISERV INCORPORATED+                                                                                       469,788
         11,091  GOOGLE INCORPORATED CLASS A+                                                                             5,107,184
         10,270  IMS HEALTH INCORPORATED                                                                                    282,220
         22,832  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                             279,464
         18,045  INTUIT INCORPORATED+                                                                                       550,553
         29,280  JUNIPER NETWORKS INCORPORATED+<<                                                                           554,563
        447,730  MICROSOFT CORPORATION                                                                                   13,369,218
          6,643  MONSTER WORLDWIDE INCORPORATED+                                                                            309,830
          9,222  NCR CORPORATION+                                                                                           394,333
         17,545  NOVELL INCORPORATED+                                                                                       108,779
          8,845  OMNICOM GROUP INCORPORATED                                                                                 924,656
        207,050  ORACLE CORPORATION+                                                                                      3,548,841
          8,673  ROBERT HALF INTERNATIONAL INCORPORATED                                                                     321,942
        182,157  SUN MICROSYSTEMS INCORPORATED+                                                                             987,291
         48,548  SYMANTEC CORPORATION+<<                                                                                  1,012,226
         17,833  UNISYS CORPORATION+                                                                                        139,811
         12,687  VERISIGN INCORPORATED+                                                                                     305,122
         63,359  YAHOO! INCORPORATED+                                                                                     1,618,189

                                                                                                                         41,104,333
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 5.53%
         79,438  ABBOTT LABORATORIES                                                                                      3,869,425
         11,403  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      801,403
         60,374  AMGEN INCORPORATED+                                                                                      4,124,148
          4,885  AVERY DENNISON CORPORATION                                                                                 331,838
         23,008  AVON PRODUCTS INCORPORATED                                                                                 760,184
          5,506  BARR PHARMACEUTICALS INCORPORATED+                                                                         275,961
         17,448  BIOGEN IDEC INCORPORATED+<<                                                                                858,267
        101,789  BRISTOL-MYERS SQUIBB COMPANY                                                                             2,679,086
          7,857  CLOROX COMPANY<<                                                                                           504,027
         26,619  COLGATE-PALMOLIVE COMPANY                                                                                1,736,624
         49,436  DOW CHEMICAL COMPANY                                                                                     1,974,474
         47,605  E.I. DU PONT DE NEMOURS & COMPANY<<                                                                      2,318,840
          4,258  EASTMAN CHEMICAL COMPANY                                                                                   252,542
          9,229  ECOLAB INCORPORATED<<                                                                                      417,151
         50,952  ELI LILLY & COMPANY                                                                                      2,654,599
          6,590  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                                269,004
         16,392  FOREST LABORATORIES INCORPORATED+                                                                          829,435
         13,604  GENZYME CORPORATION+                                                                                       837,734
         23,798  GILEAD SCIENCES INCORPORATED+                                                                            1,545,204
          8,064  HOSPIRA INCORPORATED+                                                                                      270,789
          4,038  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                            198,508
         12,582  KING PHARMACEUTICALS INCORPORATED+<<                                                                       200,305
         12,380  MEDIMMUNE INCORPORATED+<<                                                                                  400,741
        112,362  MERCK & COMPANY INCORPORATED                                                                             4,898,983
         28,119  MONSANTO COMPANY                                                                                         1,477,091
         10,967  MYLAN LABORATORIES INCORPORATED                                                                            218,901
        373,183  PFIZER INCORPORATED                                                                                      9,665,440
          8,553  PPG INDUSTRIES INCORPORATED                                                                                549,188
         16,711  PRAXAIR INCORPORATED                                                                                       991,464
        164,001  PROCTER & GAMBLE COMPANY                                                                                10,540,344
          7,348  ROHM & HAAS COMPANY                                                                                        375,630
         76,731  SCHERING-PLOUGH CORPORATION                                                                              1,813,921
          3,412  SIGMA-ALDRICH CORPORATION                                                                                  265,182

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
         69,699  WYETH                                                                                              $     3,549,073

                                                                                                                         62,455,506
                                                                                                                    ---------------

COAL MINING - 0.08%
          9,451  CONSOL ENERGY INCORPORATED                                                                                 303,661
         13,653  PEABODY ENERGY CORPORATION                                                                                 551,718

                                                                                                                            855,379
                                                                                                                    ---------------

COMMUNICATIONS - 2.71%
         19,337  ALLTEL CORPORATION                                                                                       1,169,502
        198,892  AT&T INCORPORATED                                                                                        7,110,389
         23,502  AVAYA INCORPORATED+                                                                                        328,558
         94,406  BELLSOUTH CORPORATION<<                                                                                  4,447,467
          5,940  CENTURYTEL INCORPORATED                                                                                    259,340
         25,556  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                  908,260
        107,711  COMCAST CORPORATION CLASS A+<<                                                                           4,559,407
         39,896  DIRECTV GROUP INCORPORATED+                                                                                995,006
          7,736  EMBARQ CORPORATION                                                                                         406,604
         11,551  IAC INTERACTIVECORP+<<                                                                                     429,235
         83,227  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+                                                           696,610
        149,828  SPRINT NEXTEL CORPORATION                                                                                2,830,251
         13,056  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+                                                             462,444
        151,102  VERIZON COMMUNICATIONS INCORPORATED                                                                      5,627,038
         24,677  WINDSTREAM CORPORATION                                                                                     350,913

                                                                                                                         30,581,024
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 6.24%
        232,419  BANK OF AMERICA CORPORATION                                                                             12,408,850
         39,551  BANK OF NEW YORK COMPANY INCORPORATED                                                                    1,557,123
         27,996  BB&T CORPORATION<<                                                                                       1,229,864
        254,311  CITIGROUP INCORPORATED                                                                                  14,165,123
          8,221  COMERICA INCORPORATED                                                                                      482,408
          9,706  COMMERCE BANCORP INCORPORATED                                                                              342,331
          6,719  COMPASS BANCSHARES INCORPORATED                                                                            400,788
         28,883  FIFTH THIRD BANCORP                                                                                      1,182,181
          6,441  FIRST HORIZON NATIONAL CORPORATION                                                                         269,105
         12,298  HUNTINGTON BANCSHARES INCORPORATED<<                                                                       292,078
        179,539  JPMORGAN CHASE & COMPANY                                                                                 8,671,734
         20,784  KEYCORP                                                                                                    790,416
          4,009  M&T BANK CORPORATION                                                                                       489,739
         13,203  MARSHALL & ILSLEY CORPORATION                                                                              635,196
         21,316  MELLON FINANCIAL CORPORATION<<                                                                             898,469
         32,687  NATIONAL CITY CORPORATION                                                                                1,195,037
          9,702  NORTHERN TRUST CORPORATION                                                                                 588,814
         15,206  PNC FINANCIAL SERVICES GROUP<<                                                                           1,125,852
         37,735  REGIONS FINANCIAL CORPORATION                                                                            1,411,289
         18,601  SOVEREIGN BANCORP INCORPORATED<<                                                                           472,279
         17,186  STATE STREET CORPORATION                                                                                 1,159,024
         18,328  SUNTRUST BANKS INCORPORATED                                                                              1,547,800
         16,819  SYNOVUS FINANCIAL CORPORATION                                                                              518,530
         90,979  US BANCORP                                                                                               3,292,530
         98,647  WACHOVIA CORPORATION                                                                                     5,617,947
         48,920  WASHINGTON MUTUAL INCORPORATED<<                                                                         2,225,371
        174,726  WELLS FARGO & COMPANY@                                                                                   6,213,257
         39,668  WESTERN UNION COMPANY                                                                                      889,357
          5,534  ZIONS BANCORPORATION                                                                                       456,223

                                                                                                                         70,528,715
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EATING & DRINKING PLACES - 0.36%
          7,599  DARDEN RESTAURANTS INCORPORATED                                                                    $       305,252
         64,009  MCDONALD'S CORPORATION                                                                                   2,837,519
          4,947  WENDY'S INTERNATIONAL INCORPORATED                                                                         163,696
         13,719  YUM! BRANDS INCORPORATED                                                                                   806,677

                                                                                                                          4,113,144
                                                                                                                    ---------------

EDUCATIONAL SERVICES - 0.02%
          7,242  APOLLO GROUP INCORPORATED CLASS A+                                                                         282,221
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.37%
         34,375  AES CORPORATION+                                                                                           757,625
          8,553  ALLEGHENY ENERGY INCORPORATED+                                                                             392,668
         13,141  ALLIED WASTE INDUSTRIES INCORPORATED+                                                                      161,503
         10,675  AMEREN CORPORATION<<                                                                                       573,568
         20,473  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                               871,740
         16,191  CENTERPOINT ENERGY INCORPORATED<<                                                                          268,447
         16,660  CITIZENS COMMUNICATIONS COMPANY                                                                            239,404
         11,512  CMS ENERGY CORPORATION+<<                                                                                  192,250
         13,290  CONSOLIDATED EDISON INCORPORATED                                                                           638,850
          9,316  CONSTELLATION ENERGY GROUP INCORPORATED                                                                    641,593
         18,306  DOMINION RESOURCES INCORPORATED                                                                          1,534,775
          9,210  DTE ENERGY COMPANY                                                                                         445,856
         64,991  DUKE ENERGY CORPORATION                                                                                  2,158,351
         19,592  DYNEGY INCORPORATED CLASS A+                                                                               141,846
         16,862  EDISON INTERNATIONAL                                                                                       766,884
         36,508  EL PASO CORPORATION                                                                                        557,842
         10,706  ENTERGY CORPORATION                                                                                        988,378
         34,725  EXELON CORPORATION                                                                                       2,149,130
         16,520  FIRSTENERGY CORPORATION                                                                                    994,669
         20,922  FPL GROUP INCORPORATED                                                                                   1,138,575
          9,071  KEYSPAN CORPORATION                                                                                        373,544
          5,550  KINDER MORGAN INCORPORATED                                                                                 586,913
          2,314  NICOR INCORPORATED                                                                                         108,295
         14,129  NISOURCE INCORPORATED                                                                                      340,509
          1,991  PEOPLES ENERGY CORPORATION                                                                                  88,739
         18,052  PG&E CORPORATION                                                                                           854,401
          5,167  PINNACLE WEST CAPITAL CORPORATION                                                                          261,657
         19,748  PPL CORPORATION                                                                                            707,768
         13,156  PROGRESS ENERGY INCORPORATED                                                                               645,696
         13,052  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                                             866,392
          4,444  QUESTAR CORPORATION                                                                                        369,074
         13,569  SEMPRA ENERGY                                                                                              759,457
         38,441  SOUTHERN COMPANY<<                                                                                       1,416,935
         10,827  TECO ENERGY INCORPORATED                                                                                   186,549
         23,768  TXU CORPORATION                                                                                          1,288,463
         27,690  WASTE MANAGEMENT INCORPORATED                                                                            1,018,161
         30,864  WILLIAMS COMPANIES INCORPORATED                                                                            806,168
         21,058  XCEL ENERGY INCORPORATED<<                                                                                 485,597

                                                                                                                         26,778,272
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 4.90%
          6,067  ADC TELECOMMUNICATIONS INCORPORATED+<<                                                                      88,154
         28,393  ADVANCED MICRO DEVICES INCORPORATED+                                                                       577,798
         18,728  ALTERA CORPORATION+                                                                                        368,567
          8,749  AMERICAN POWER CONVERSION CORPORATION                                                                      267,632
         17,700  ANALOG DEVICES INCORPORATED                                                                                581,799
         24,271  BROADCOM CORPORATION CLASS A+                                                                              784,196
          4,370  CIENA CORPORATION+                                                                                         121,093
        314,299  CISCO SYSTEMS INCORPORATED+                                                                              8,589,792
         10,454  COMVERSE TECHNOLOGY INCORPORATED+<<                                                                        220,684

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
          4,705  COOPER INDUSTRIES LIMITED CLASS A                                                                  $       425,473
         41,527  EMERSON ELECTRIC COMPANY                                                                                 1,830,095
        533,505  GENERAL ELECTRIC COMPANY                                                                                19,851,721
          3,377  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                               337,396
        298,424  INTEL CORPORATION                                                                                        6,043,086
          9,558  JABIL CIRCUIT INCORPORATED                                                                                 234,649
         10,924  JDS UNIPHASE CORPORATION+<<                                                                                181,994
         10,303  KLA-TENCOR CORPORATION                                                                                     512,574
          6,466  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   528,789
         15,472  LINEAR TECHNOLOGY CORPORATION                                                                              469,111
         20,734  LSI LOGIC CORPORATION+                                                                                     186,606
         16,597  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                     508,200
         39,045  MICRON TECHNOLOGY INCORPORATED+                                                                            545,068
          7,337  MOLEX INCORPORATED                                                                                         232,069
        125,118  MOTOROLA INCORPORATED                                                                                    2,572,426
         14,934  NATIONAL SEMICONDUCTOR CORPORATION                                                                         339,002
         19,348  NETWORK APPLIANCE INCORPORATED+                                                                            759,989
          6,397  NOVELLUS SYSTEMS INCORPORATED+                                                                             220,185
         18,401  NVIDIA CORPORATION+                                                                                        681,021
         10,859  PMC-SIERRA INCORPORATED+<<                                                                                  72,864
          8,159  QLOGIC CORPORATION+                                                                                        178,845
         85,529  QUALCOMM INCORPORATED                                                                                    3,232,141
          8,653  ROCKWELL COLLINS INCORPORATED                                                                              547,648
         27,577  SANMINA-SCI CORPORATION+                                                                                    95,141
         22,864  TELLABS INCORPORATED+                                                                                      234,585
         76,799  TEXAS INSTRUMENTS INCORPORATED                                                                           2,211,811
          4,057  WHIRLPOOL CORPORATION<<                                                                                    336,821
         17,402  XILINX INCORPORATED<<                                                                                      414,342

                                                                                                                         55,383,367
                                                                                                                    ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.31%
         19,276  CELGENE CORPORATION+<<                                                                                   1,108,948
          4,556  FLUOR CORPORATION                                                                                          371,997
         12,164  MOODY'S CORPORATION                                                                                        840,046
         17,523  PAYCHEX INCORPORATED                                                                                       692,859
          8,278  QUEST DIAGNOSTICS INCORPORATED                                                                             438,734

                                                                                                                          3,452,584
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.18%
          5,392  BALL CORPORATION                                                                                           235,091
          7,835  FORTUNE BRANDS INCORPORATED                                                                                669,031
         21,711  ILLINOIS TOOL WORKS INCORPORATED                                                                         1,002,831
          3,021  SNAP-ON INCORPORATED                                                                                       143,920

                                                                                                                          2,050,873
                                                                                                                    ---------------

FINANCIAL SERVICES - 0.02%
         10,257  JANUS CAPITAL GROUP INCORPORATED<<                                                                         221,449
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.80%
         39,790  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                    1,957,668
         34,016  ARCHER DANIELS MIDLAND COMPANY                                                                           1,087,151
         11,272  CAMPBELL SOUP COMPANY                                                                                      438,368
         14,344  COCA-COLA ENTERPRISES INCORPORATED                                                                         292,904
         26,371  CONAGRA FOODS INCORPORATED                                                                                 712,017
         10,872  CONSTELLATION BRANDS INCORPORATED CLASS A+                                                                 315,505
         17,756  GENERAL MILLS INCORPORATED                                                                               1,022,746
         17,052  H.J. HEINZ COMPANY                                                                                         767,511
          5,877  HERCULES INCORPORATED+                                                                                     113,485
         12,988  KELLOGG COMPANY                                                                                            650,179

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
FOOD & KINDRED PRODUCTS (continued)
          6,801  MCCORMICK & COMPANY INCORPORATED                                                                   $       262,247
          2,366  MOLSON COORS BREWING COMPANY                                                                               180,857
          7,084  PEPSI BOTTLING GROUP INCORPORATED                                                                          218,966
         84,987  PEPSICO INCORPORATED                                                                                     5,315,937
         38,652  SARA LEE CORPORATION                                                                                       658,244
        105,535  THE COCA-COLA COMPANY                                                                                    5,092,064
          8,999  THE HERSHEY COMPANY                                                                                        448,150
         13,040  TYSON FOODS INCORPORATED CLASS A<<                                                                         214,508
         11,360  WM. WRIGLEY JR. COMPANY                                                                                    587,539

                                                                                                                         20,336,046
                                                                                                                    ---------------

FOOD STORES - 0.30%
         37,130  KROGER COMPANY                                                                                             856,589
         22,943  SAFEWAY INCORPORATED                                                                                       792,910
         39,130  STARBUCKS CORPORATION+<<                                                                                 1,385,985
          7,397  WHOLE FOODS MARKET INCORPORATED                                                                            347,141

                                                                                                                          3,382,625
                                                                                                                    ---------------

FORESTRY - 0.08%
         12,241  WEYERHAEUSER COMPANY                                                                                       864,827
                                                                                                                    ---------------

FURNITURE & FIXTURES - 0.11%
          9,263  LEGGETT & PLATT INCORPORATED                                                                               221,386
         20,402  MASCO CORPORATION                                                                                          609,408
         14,346  NEWELL RUBBERMAID INCORPORATED<<                                                                           415,317

                                                                                                                          1,246,111
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.09%
          5,666  BIG LOTS INCORPORATED+<<                                                                                   129,865
         16,149  DOLLAR GENERAL CORPORATION                                                                                 259,353
          7,847  FAMILY DOLLAR STORES INCORPORATED                                                                          230,153
         27,180  FEDERATED DEPARTMENT STORES INCORPORATED<<                                                               1,036,373
         11,644  J.C. PENNEY COMPANY INCORPORATED                                                                           900,780
          4,301  SEARS HOLDINGS CORPORATION+                                                                                722,267
         44,452  TARGET CORPORATION                                                                                       2,535,987
         23,554  TJX COMPANIES INCORPORATED                                                                                 670,818
        127,274  WAL-MART STORES INCORPORATED                                                                             5,877,513

                                                                                                                         12,363,109
                                                                                                                    ---------------

HEALTH SERVICES - 0.22%
         22,071  CAREMARK RX INCORPORATED                                                                                 1,260,475
         12,450  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                         262,820
          6,490  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                              476,820
          3,827  MANOR CARE INCORPORATED<<                                                                                  179,563
         24,393  TENET HEALTHCARE CORPORATION+                                                                              170,019
          5,303  WATSON PHARMACEUTICALS INCORPORATED+                                                                       138,037

                                                                                                                          2,487,734
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.66%
          4,993  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                          279,708
         11,302  ARCHSTONE-SMITH TRUST                                                                                      657,889
          6,046  BOSTON PROPERTIES INCORPORATED                                                                             676,426
         18,191  EQUITY OFFICE PROPERTIES TRUST<<                                                                           876,260
         15,119  EQUITY RESIDENTIAL                                                                                         767,289
         11,698  KIMCO REALTY CORPORATION                                                                                   525,825
          9,162  PLUM CREEK TIMBER COMPANY                                                                                  365,106

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
         12,806  PROLOGIS                                                                                           $       778,221
          6,341  PUBLIC STORAGE INCORPORATED                                                                                618,248
         11,453  SIMON PROPERTY GROUP INCORPORATED<<                                                                      1,160,074
          6,683  VORNADO REALTY TRUST                                                                                       811,985

                                                                                                                          7,517,031
                                                                                                                    ---------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.16%
         14,630  BED BATH & BEYOND INCORPORATED+                                                                            557,403
         20,878  BEST BUY COMPANY INCORPORATED                                                                            1,026,989
          7,343  CIRCUIT CITY STORES INCORPORATED                                                                           139,370
          7,029  RADIOSHACK CORPORATION<<                                                                                   117,947

                                                                                                                          1,841,709
                                                                                                                    ---------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.22%
         20,009  HILTON HOTELS CORPORATION                                                                                  698,314
         17,394  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                830,042
         10,972  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                           685,750
         10,254  WYNDHAM WORLDWIDE CORPORATION+                                                                             328,339

                                                                                                                          2,542,445
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.28%
         38,111  3M COMPANY                                                                                               2,969,990
          8,977  AMERICAN STANDARD COMPANIES INCORPORATED                                                                   411,595
         44,018  APPLE COMPUTER INCORPORATED+                                                                             3,734,487
         71,884  APPLIED MATERIALS INCORPORATED                                                                           1,326,260
         16,600  BAKER HUGHES INCORPORATED<<                                                                              1,239,356
          3,520  BLACK & DECKER CORPORATION                                                                                 281,494
         33,668  CATERPILLAR INCORPORATED                                                                                 2,064,858
          2,715  CUMMINS INCORPORATED                                                                                       320,859
         11,965  DEERE & COMPANY                                                                                          1,137,513
        117,569  DELL INCORPORATED+<<                                                                                     2,949,806
         10,566  DOVER CORPORATION                                                                                          517,945
          7,711  EATON CORPORATION                                                                                          579,405
        113,987  EMC CORPORATION+                                                                                         1,504,628
        141,757  HEWLETT-PACKARD COMPANY                                                                                  5,838,971
         15,868  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                                     620,915
         77,962  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              7,574,008
          5,068  LEXMARK INTERNATIONAL INCORPORATED+<<                                                                      370,978
          9,083  NATIONAL OILWELL VARCO INCORPORATED+<<                                                                     555,698
          6,335  PALL CORPORATION                                                                                           218,874
          6,103  PARKER HANNIFIN CORPORATION                                                                                469,199
         11,483  PITNEY BOWES INCORPORATED                                                                                  530,400
         11,646  SANDISK CORPORATION+<<                                                                                     501,127
         10,319  SMITH INTERNATIONAL INCORPORATED                                                                           423,801
         47,333  SOLECTRON CORPORATION+                                                                                     152,412
          4,207  STANLEY WORKS                                                                                              211,570
         13,184  SYMBOL TECHNOLOGIES INCORPORATED<<                                                                         196,969
          5,264  TEREX CORPORATION+                                                                                         339,949

                                                                                                                         37,043,067
                                                                                                                    ---------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.20%
         16,027  AON CORPORATION                                                                                            566,394
          8,603  HUMANA INCORPORATED+                                                                                       475,832
         28,523  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                    874,515
         17,728  UNUMPROVIDENT CORPORATION                                                                                  368,388

                                                                                                                          2,285,129
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
INSURANCE CARRIERS - 3.42%
         16,849  ACE LIMITED                                                                                        $     1,020,544
         27,016  AETNA INCORPORATED                                                                                       1,166,551
         25,593  AFLAC INCORPORATED                                                                                       1,177,278
         32,344  ALLSTATE CORPORATION                                                                                     2,105,918
          5,490  AMBAC FINANCIAL GROUP INCORPORATED                                                                         488,994
        134,550  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                9,641,853
         21,305  CHUBB CORPORATION                                                                                        1,127,248
          5,308  CIGNA CORPORATION                                                                                          698,374
          8,966  CINCINNATI FINANCIAL CORPORATION                                                                           406,254
         22,938  GENWORTH FINANCIAL INCORPORATED                                                                            784,709
         16,403  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                           1,530,564
         14,859  LINCOLN NATIONAL CORPORATION                                                                               986,638
         23,649  LOEWS CORPORATION                                                                                          980,724
          6,977  MBIA INCORPORATED                                                                                          509,740
         39,346  METLIFE INCORPORATED<<                                                                                   2,321,807
          4,296  MGIC INVESTMENT CORPORATION                                                                                268,672
         13,961  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                     819,511
         39,421  PROGRESSIVE CORPORATION                                                                                    954,777
         24,687  PRUDENTIAL FINANCIAL INCORPORATED<<                                                                      2,119,626
          5,447  SAFECO CORPORATION                                                                                         340,710
         35,712  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                1,917,377
          5,075  TORCHMARK CORPORATION                                                                                      323,582
         69,715  UNITEDHEALTH GROUP INCORPORATED                                                                          3,745,787
         32,089  WELLPOINT INCORPORATED+                                                                                  2,525,083
          9,345  XL CAPITAL LIMITED CLASS A                                                                                 673,027

                                                                                                                         38,635,348
                                                                                                                    ---------------

LEATHER & LEATHER PRODUCTS - 0.07%
         19,019  COACH INCORPORATED+                                                                                        817,056
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.59%
         21,151  AGILENT TECHNOLOGIES INCORPORATED+                                                                         737,112
          7,957  ALLERGAN INCORPORATED                                                                                      952,771
          9,481  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               347,858
          2,782  BAUSCH & LOMB INCORPORATED                                                                                 144,831
         33,872  BAXTER INTERNATIONAL INCORPORATED                                                                        1,571,322
         12,764  BECTON DICKINSON & COMPANY                                                                                 895,395
         12,676  BIOMET INCORPORATED                                                                                        523,139
         61,028  BOSTON SCIENTIFIC CORPORATION+                                                                           1,048,461
          5,329  C.R. BARD INCORPORATED                                                                                     442,147
         12,266  DANAHER CORPORATION                                                                                        888,549
         14,869  EASTMAN KODAK COMPANY<<                                                                                    383,620
         59,577  MEDTRONIC INCORPORATED                                                                                   3,187,965
          2,764  MILLIPORE CORPORATION+<<                                                                                   184,082
          6,364  PERKINELMER INCORPORATED                                                                                   141,472
         23,012  RAYTHEON COMPANY                                                                                         1,215,034
          8,807  ROCKWELL AUTOMATION INCORPORATED                                                                           537,932
         18,294  ST. JUDE MEDICAL INCORPORATED+                                                                             668,829
         15,383  STRYKER CORPORATION                                                                                        847,757
          4,269  TEKTRONIX INCORPORATED                                                                                     124,527
          9,822  TERADYNE INCORPORATED+                                                                                     146,937
         21,120  THERMO ELECTRON CORPORATION+                                                                               956,525
          5,252  WATERS CORPORATION+                                                                                        257,190
         49,958  XEROX CORPORATION+                                                                                         846,788
         12,351  ZIMMER HOLDINGS INCORPORATED+                                                                              968,071

                                                                                                                         18,018,314
                                                                                                                    ---------------

MEDICAL MANAGEMENT SERVICES - 0.04%
          8,247  COVENTRY HEALTH CARE INCORPORATED+                                                                         412,762
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
METAL MINING - 0.25%
         10,192  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B<<                                              $       568,000
         23,301  NEWMONT MINING CORPORATION                                                                               1,052,040
         10,557  PHELPS DODGE CORPORATION                                                                                 1,263,884

                                                                                                                          2,883,924
                                                                                                                    ---------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.04%
          4,886  VULCAN MATERIALS COMPANY                                                                                   439,105
                                                                                                                    ---------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.24%
          8,220  HASBRO INCORPORATED                                                                                        223,995
        150,058  JOHNSON & JOHNSON                                                                                        9,906,829
         19,740  MATTEL INCORPORATED                                                                                        447,308
          7,005  TIFFANY & COMPANY                                                                                          274,876
        102,934  TYCO INTERNATIONAL LIMITED                                                                               3,129,194

                                                                                                                         13,982,202
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.69%
         15,989  AMAZON.COM INCORPORATED+<<                                                                                 630,926
         23,718  COSTCO WHOLESALE CORPORATION<<                                                                           1,253,971
         42,624  CVS CORPORATION                                                                                          1,317,508
          3,150  DILLARD'S INCORPORATED CLASS A                                                                             110,156
          7,009  EXPRESS SCRIPTS INCORPORATED+<<                                                                            501,844
         14,409  OFFICE DEPOT INCORPORATED+                                                                                 549,992
         37,400  STAPLES INCORPORATED                                                                                       998,580
         51,934  WALGREEN COMPANY                                                                                         2,383,251

                                                                                                                          7,746,228
                                                                                                                    ---------------

MOTION PICTURES - 0.95%
        121,145  NEWS CORPORATION CLASS A                                                                                 2,602,195
        206,628  TIME WARNER INCORPORATED                                                                                 4,500,358
        107,054  WALT DISNEY COMPANY                                                                                      3,668,741

                                                                                                                         10,771,294
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.37%
         55,562  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                               4,166,039
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.22%
         62,354  AMERICAN EXPRESS COMPANY                                                                                 3,783,017
         21,115  CAPITAL ONE FINANCIAL CORPORATION                                                                        1,622,054
         10,263  CIT GROUP INCORPORATED                                                                                     572,368
         32,145  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                      1,364,555
         50,464  FANNIE MAE                                                                                               2,997,057
         35,866  FREDDIE MAC                                                                                              2,435,301
         21,155  SLM CORPORATION                                                                                          1,031,729

                                                                                                                         13,806,081
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.53%
         23,794  ANADARKO PETROLEUM CORPORATION                                                                           1,035,515
         17,049  APACHE CORPORATION                                                                                       1,133,929
         15,172  BJ SERVICES COMPANY                                                                                        444,843
         21,525  CHESAPEAKE ENERGY CORPORATION                                                                              625,301
         22,876  DEVON ENERGY CORPORATION                                                                                 1,534,522
         12,601  EOG RESOURCES INCORPORATED                                                                                 786,932
         52,041  HALLIBURTON COMPANY                                                                                      1,615,873
         15,492  NABORS INDUSTRIES LIMITED+                                                                                 461,352
          7,016  NOBLE CORPORATION                                                                                          534,268

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
OIL & GAS EXTRACTION (continued)
         44,589  OCCIDENTAL PETROLEUM CORPORATION                                                                   $     2,177,281
          5,715  ROWAN COMPANIES INCORPORATED                                                                               189,738
         60,979  SCHLUMBERGER LIMITED                                                                                     3,851,434
         15,133  TRANSOCEAN INCORPORATED+                                                                                 1,224,108
         17,582  WEATHERFORD INTERNATIONAL LIMITED+                                                                         734,752
         18,939  XTO ENERGY INCORPORATED                                                                                    891,064

                                                                                                                         17,240,912
                                                                                                                    ---------------

PAPER & ALLIED PRODUCTS - 0.32%
          5,425  BEMIS COMPANY INCORPORATED                                                                                 184,342
         23,547  INTERNATIONAL PAPER COMPANY<<                                                                              802,953
         23,720  KIMBERLY-CLARK CORPORATION                                                                               1,611,774
          9,377  MEADWESTVACO CORPORATION                                                                                   281,873
          3,854  OFFICEMAX INCORPORATED                                                                                     191,351
          6,887  PACTIV CORPORATION+                                                                                        245,797
          5,537  TEMPLE-INLAND INCORPORATED                                                                                 254,868

                                                                                                                          3,572,958
                                                                                                                    ---------------

PERSONAL SERVICES - 0.06%
          7,063  CINTAS CORPORATION                                                                                         280,472
         16,681  H & R BLOCK INCORPORATED                                                                                   384,330

                                                                                                                            664,802
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 3.77%
          2,958  ASHLAND INCORPORATED                                                                                       204,634
        112,827  CHEVRON CORPORATION                                                                                      8,296,169
         85,178  CONOCOPHILLIPS                                                                                           6,128,557
        301,865  EXXON MOBIL CORPORATION                                                                                 23,131,915
         14,011  HESS CORPORATION                                                                                           694,525
         18,193  MARATHON OIL CORPORATION<<                                                                               1,682,853
          9,681  MURPHY OIL CORPORATION<<                                                                                   492,279
          6,372  SUNOCO INCORPORATED<<                                                                                      397,358
         31,292  VALERO ENERGY CORPORATION                                                                                1,600,899

                                                                                                                         42,629,189
                                                                                                                    ---------------

PRIMARY METAL INDUSTRIES - 0.28%
         44,877  ALCOA INCORPORATED                                                                                       1,346,759
          5,213  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        472,715
         15,636  NUCOR CORPORATION                                                                                          854,664
          6,131  UNITED STATES STEEL CORPORATION                                                                            448,421

                                                                                                                          3,122,559
                                                                                                                    ---------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.54%
         40,448  CBS CORPORATION CLASS B                                                                                  1,261,169
          3,367  DOW JONES & COMPANY INCORPORATED<<                                                                         127,946
          4,312  E.W. SCRIPPS COMPANY CLASS A                                                                               215,341
         12,127  GANNETT COMPANY INCORPORATED                                                                               733,198
         18,331  MCGRAW-HILL COMPANIES INCORPORATED                                                                       1,246,876
          2,004  MEREDITH CORPORATION                                                                                       112,925
          7,441  NEW YORK TIMES COMPANY CLASS A<<                                                                           181,263
         11,220  RR DONNELLEY & SONS COMPANY                                                                                398,759
          9,867  TRIBUNE COMPANY                                                                                            303,706
         36,191  VIACOM INCORPORATED CLASS B+<<                                                                           1,484,917

                                                                                                                          6,066,100
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
RAILROAD TRANSPORTATION - 0.39%
         18,591  BURLINGTON NORTHERN SANTA FE CORPORATION<<                                                         $     1,372,202
         22,523  CSX CORPORATION                                                                                            775,467
         20,541  NORFOLK SOUTHERN CORPORATION                                                                             1,033,007
         13,959  UNION PACIFIC CORPORATION                                                                                1,284,507

                                                                                                                          4,465,183
                                                                                                                    ---------------

REAL ESTATE - 0.06%
          9,563  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+                                                               317,492
         11,095  REALOGY CORPORATION+                                                                                       336,404

                                                                                                                            653,896
                                                                                                                    ---------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.04%
          9,185  GOODYEAR TIRE & RUBBER COMPANY+<<                                                                          192,793
          4,172  SEALED AIR CORPORATION                                                                                     270,846

                                                                                                                            463,639
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.92%
         12,523  AMERIPRISE FINANCIAL INCORPORATED                                                                          682,504
          6,071  BEAR STEARNS COMPANIES INCORPORATED                                                                        988,237
         52,938  CHARLES SCHWAB CORPORATION                                                                               1,023,821
          1,801  CHICAGO MERCANTILE EXCHANGE                                                                                918,060
         22,097  E*TRADE FINANCIAL CORPORATION+                                                                             495,415
          4,675  FEDERATED INVESTORS INCORPORATED CLASS B                                                                   157,922
          8,627  FRANKLIN RESOURCES INCORPORATED                                                                            950,437
         22,039  GOLDMAN SACHS GROUP INCORPORATED                                                                         4,393,475
          6,801  LEGG MASON INCORPORATED                                                                                    646,435
         27,433  LEHMAN BROTHERS HOLDINGS INCORPORATED                                                                    2,143,066
         45,750  MERRILL LYNCH & COMPANY INCORPORATED                                                                     4,259,325
         54,786  MORGAN STANLEY                                                                                           4,461,224
         13,644  T. ROWE PRICE GROUP INCORPORATED                                                                           597,198

                                                                                                                         21,717,119
                                                                                                                    ---------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.13%
         80,961  CORNING INCORPORATED+                                                                                    1,514,780
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.92%
        108,474  ALTRIA GROUP INCORPORATED                                                                                9,309,239
          8,873  REYNOLDS AMERICAN INCORPORATED<<                                                                           580,915
          8,327  UST INCORPORATED                                                                                           484,631

                                                                                                                         10,374,785
                                                                                                                    ---------------

TRANSPORTATION BY AIR - 0.21%
         15,870  FEDEX CORPORATION                                                                                        1,723,799
         40,982  SOUTHWEST AIRLINES COMPANY                                                                                 627,844

                                                                                                                          2,351,643
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 1.73%
         40,925  BOEING COMPANY                                                                                           3,635,777
          4,751  BRUNSWICK CORPORATION                                                                                      151,557
         97,761  FORD MOTOR COMPANY<<                                                                                       734,185
         20,942  GENERAL DYNAMICS CORPORATION                                                                             1,557,038
         29,273  GENERAL MOTORS CORPORATION<<                                                                               899,267
          8,819  GENUINE PARTS COMPANY                                                                                      418,285
          6,457  GOODRICH CORPORATION                                                                                       294,116

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
TRANSPORTATION EQUIPMENT (continued)
         13,411  HARLEY-DAVIDSON INCORPORATED                                                                       $       945,073
         42,259  HONEYWELL INTERNATIONAL INCORPORATED<<                                                                   1,911,797
          9,559  ITT CORPORATION                                                                                            543,142
         10,133  JOHNSON CONTROLS INCORPORATED                                                                              870,627
         18,428  LOCKHEED MARTIN CORPORATION                                                                              1,696,666
         17,877  NORTHROP GRUMMAN CORPORATION                                                                             1,210,273
         12,851  PACCAR INCORPORATED                                                                                        834,030
          6,492  TEXTRON INCORPORATED                                                                                       608,755
         51,944  UNITED TECHNOLOGIES CORPORATION                                                                          3,247,539

                                                                                                                         19,558,127
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.02%
          6,851  SABRE HOLDINGS CORPORATION                                                                                 218,478
                                                                                                                    ---------------

WATER TRANSPORTATION - 0.10%
         23,030  CARNIVAL CORPORATION                                                                                     1,129,622
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.57%
          9,941  AMERISOURCEBERGEN CORPORATION                                                                              446,947
          4,076  BROWN-FORMAN CORPORATION CLASS B                                                                           269,994
         20,961  CARDINAL HEALTH INCORPORATED                                                                             1,350,515
          6,922  DEAN FOODS COMPANY+                                                                                        292,662
         15,318  MCKESSON CORPORATION                                                                                       776,623
         15,186  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                       811,540
          9,731  NIKE INCORPORATED CLASS B                                                                                  963,661
         10,655  SUPERVALU INCORPORATED                                                                                     380,916
         31,991  SYSCO CORPORATION                                                                                        1,175,989

                                                                                                                          6,468,847
                                                                                                                    ---------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
          7,191  PATTERSON COMPANIES INCORPORATED+<<                                                                        255,352
          3,784  W.W. GRAINGER INCORPORATED                                                                                 264,653

                                                                                                                            520,005
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $563,158,367)                                                                                 658,685,369
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE
COLLATERAL FOR SECURITIES LENDING - 38.95%

COLLATERAL INVESTED IN OTHER ASSETS - 38.95%
$       937,857  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                              5.46%         01/16/2007            937,914
      6,252,383  AMERICAN EXPRESS BANK FSB+/-                                           5.31          01/26/2007          6,252,508
      1,359,214  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.43          11/21/2007          1,360,682
      3,941,719  AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.40          01/15/2008          3,943,178
        112,815  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.33          07/10/2007            112,825
        135,921  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46          09/27/2007            136,087
        244,523  AMSTEL FUNDING CORPORATION++                                           5.33          01/22/2007            243,809
        271,843  AMSTERDAM FUNDING CORPORATION++                                        5.41          01/25/2007            270,932
      6,157,238  AQUIFER FUNDING LLC++                                                  5.40          01/05/2007          6,154,528
        446,638  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.34          01/30/2007            444,815
      3,398,034  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.34          05/10/2007          3,398,034
        499,375  ATLAS CAPITAL FUNDING CORPORATION++                                    5.41          01/03/2007            499,300
      2,718,427  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.33          04/25/2007          2,718,617
      3,398,034  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.35          10/25/2007          3,397,660
        189,474  ATOMIUM FUNDING CORPORATION++                                          5.33          02/08/2007            188,453
        149,242  ATOMIUM FUNDING CORPORATION++                                          5.34          02/06/2007            148,482
        338,988  ATOMIUM FUNDING CORPORATION++                                          5.36          02/07/2007            337,212
        269,124  ATOMIUM FUNDING CORPORATION++                                          5.39          02/16/2007            267,362

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       339,803  BANK ONE NA (ILLINOIS) SERIES BKNT+/-                                  5.42%         01/12/2007    $       339,810
      8,834,888  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.39          02/23/2007          8,834,888
        699,995  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.94          09/27/2007            703,446
      1,359,214  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.44          10/03/2007          1,360,437
        260,969  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                     5.53          01/16/2007            260,985
     13,592,136  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $13,600,231)                                           5.36          01/02/2007         13,592,136
      2,038,820  BETA FINANCE INCORPORATED SERIES MTN+/-++                              5.34          07/17/2007          2,039,452
     23,786,238  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $23,800,404)                                           5.36          01/02/2007         23,786,238
        606,617  BUCKINGHAM CDO LLC                                                     5.35          03/15/2007            600,260
      3,398,034  BUCKINGHAM II CDO LLC++                                                5.32          01/22/2007          3,388,112
        677,432  BUCKINGHAM II CDO LLC                                                  5.35          01/25/2007            675,163
     18,349,384  BUCKINGHAM III CDO LLC++                                               5.35          01/16/2007         18,311,951
        679,607  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33          01/12/2007            678,615
      5,980,540  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33          02/01/2007          5,954,405
        951,450  CAIRN HIGH GRADE FUNDING I LLC                                         5.34          03/22/2007            940,508
         53,009  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                          5.44          08/20/2007             53,054
         50,427  CEDAR SPRINGS CAPITAL COMPANY++                                        5.33          01/08/2007             50,383
      1,112,516  CEDAR SPRINGS CAPITAL COMPANY++                                        5.33          03/02/2007          1,102,960
        498,288  CEDAR SPRINGS CAPITAL COMPANY                                          5.34          02/02/2007            496,040
         65,242  CEDAR SPRINGS CAPITAL COMPANY                                          5.35          03/07/2007             64,634
        113,630  CEDAR SPRINGS CAPITAL COMPANY++                                        5.36          03/12/2007            112,489
      3,595,256  CEDAR SPRINGS CAPITAL COMPANY++                                        5.37          01/05/2007          3,593,674
        244,794  CEDAR SPRINGS CAPITAL COMPANY                                          5.38          01/11/2007            244,474
         88,349  CHEYNE FINANCE LLC                                                     5.33          03/22/2007             87,333
      1,427,174  CHEYNE FINANCE LLC++                                                   5.38          04/13/2007          1,406,238
        176,698  CHEYNE FINANCE LLC++                                                   5.40          01/23/2007            176,157
     14,592,433  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $14,601,124)                                           5.36          01/02/2007         14,592,433
        284,755  CLIPPER RECEIVABLES CORPORATION                                        5.40          01/19/2007            284,049
        164,465  CLIPPER RECEIVABLES CORPORATION                                        5.41          01/09/2007            164,297
        195,591  CLIPPER RECEIVABLES CORPORATION                                        5.43          01/03/2007            195,561
         33,980  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.33          01/17/2007             33,906
      1,658,241  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.36          01/22/2007          1,653,399
     14,326,111  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.41          01/19/2007         14,290,583
        679,607  CREDIT SUISSE (NEW YORK) SERIES YCD+/-                                 5.36          03/27/2007            679,111
        611,646  CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-              5.47          04/05/2007            611,885
        311,260  CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-              5.72          10/29/2007            312,390
         33,980  CROWN POINT CAPITAL COMPANY                                            5.36          04/17/2007             33,462
        135,921  CROWN POINT CAPITAL COMPANY++                                          5.39          01/12/2007            135,723
      7,493,888  DEER VALLEY FUNDING LLC                                                5.32          01/23/2007          7,470,957
      1,129,235  DEER VALLEY FUNDING LLC++                                              5.34          01/24/2007          1,125,610
        407,764  DEER VALLEY FUNDING LLC                                                5.34          01/25/2007            406,398
      2,620,020  DEER VALLEY FUNDING LLC++                                              5.34          02/06/2007          2,606,684
      1,001,740  DEER VALLEY FUNDING LLC++                                              5.35          01/29/2007            997,794
      1,631,056  DEER VALLEY FUNDING LLC++                                              5.35          02/27/2007          1,617,763
        309,221  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                              5.34          03/15/2007            308,096
     65,242,253  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $65,281,108)                                           5.36          01/02/2007         65,242,253
      6,796,068  FIVE FINANCE INCORPORATED SERIES MTN+/-++                              5.37          01/25/2007          6,798,922
         58,718  FOX TROT CDO LIMITED++                                                 5.34          04/11/2007             57,874
      3,725,061  FOX TROT CDO LIMITED                                                   5.39          01/02/2007          3,725,061
      1,595,309  GALLEON CAPITAL LLC                                                    5.40          01/02/2007          1,595,309
        271,843  GALLEON CAPITAL LLC                                                    5.40          01/18/2007            271,209
      2,174,742  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.43          06/18/2007          2,174,742
      2,744,932  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                    5.42          06/22/2007          2,746,853
      4,626,763  GENWORTH FINANCIAL INCORPORATED+/-                                     5.51          06/15/2007          4,631,667
      1,210,516  GEORGE STREET FINANCE LLC++                                            5.38          01/16/2007          1,208,046
      8,497,124  GEORGE STREET FINANCE LLC++                                            5.38          01/29/2007          8,463,645
      5,221,827  GEORGE STREET FINANCE LLC                                              5.40          01/09/2007          5,216,501
      3,398,034  GERMAN RESIDENTIAL FUNDING+/-++                                        5.35          08/22/2007          3,398,034
        475,725  GOLDMAN SACHS GROUP INCORPORATED SERIES MTN1+/-                        5.51          01/09/2007            475,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     6,796,068  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46%         03/30/2007    $     6,798,243
      1,386,398  HBOS TREASURY SERVICES PLC+/-++                                        5.45          01/12/2007          1,386,453
        518,132  HUDSON-THAMES LLC                                                      5.33          01/08/2007            517,681
      3,086,094  HUDSON-THAMES LLC                                                      5.34          01/22/2007          3,077,083
      3,507,587  HUDSON-THAMES LLC                                                      5.34          02/05/2007          3,490,224
        217,474  HUDSON-THAMES LLC++                                                    5.38          02/20/2007            215,924
        229,707  HUDSON-THAMES LLC++                                                    5.38          03/05/2007            227,635
         95,145  IBM CORPORATION SERIES MTN+/-                                          5.36          06/28/2007             95,186
      4,757,248  ING USA ANNUITY & LIFE INSURANCE+/-                                    5.42          09/17/2007          4,757,248
         33,980  IRISH LIFE & PERMANENT PLC++                                           5.35          04/04/2007             33,526
      3,099,007  K2 (USA) LLC                                                           5.38          01/23/2007          3,089,524
      8,698,967  KAUPTHING BANK SERIES MTN+/-++                                         5.43          03/20/2007          8,696,879
        679,607  KLIO FUNDING CORPORATION++                                             5.36          01/23/2007            677,527
        135,921  KLIO FUNDING CORPORATION++                                             5.37          01/25/2007            135,466
      6,056,384  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.35          01/08/2007          6,051,115
        150,601  LA FAYETTE ASSET SECURITIZATION CORPORATION                            5.37          01/17/2007            150,271
      5,973,880  LA FAYETTE ASSET SECURITIZATION CORPORATION                            5.38          01/02/2007          5,973,880
        585,006  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.38          01/16/2007            583,812
        449,220  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.39          03/15/2007            444,512
        697,277  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.41          01/10/2007            696,461
      1,359,214  LEGACY CAPITAL CORPORATION                                             5.42          01/04/2007          1,358,819
        762,519  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                   5.49          04/20/2007            763,014
        543,685  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                              5.46          04/16/2007            543,974
        174,115  LIBERTY STREET FUNDING CORPORATION++                                   5.35          01/29/2007            173,429
        625,238  LIBERTY STREET FUNDING CORPORATION                                     5.39          01/19/2007            623,688
        339,803  LIBERTY STREET FUNDING CORPORATION++                                   5.40          01/23/2007            338,764
      6,796,068  LIQUID FUNDING LIMITED+/-++                                            5.32          08/15/2007          6,576,487
      3,398,034  LIQUID FUNDING LIMITED++                                               5.34          03/05/2007          3,367,384
        203,882  MANE FUNDING CORPORATION                                               5.40          01/29/2007            203,079
        407,764  MBIA GLOBAL FUNDING LLC+++/-                                           5.35          02/20/2007            407,780
        101,941  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.60          01/02/2008            102,186
         23,107  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.40          08/24/2007             23,115
        407,764  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.47          08/27/2007            408,298
        632,034  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.50          01/26/2007            632,104
         67,961  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.52          04/20/2007             68,007
         81,553  METLIFE GLOBAL FUNDING I+/-++                                          5.43          03/16/2007             81,577
        135,921  MORGAN STANLEY+/-                                                      5.48          01/19/2007            135,934
        530,093  MORGAN STANLEY+/-                                                      5.50          02/15/2007            530,189
        873,974  MORGAN STANLEY+/-                                                      5.51          01/12/2007            874,001
      2,089,791  MORGAN STANLEY SERIES EXL+/-                                           5.41          01/15/2008          2,089,833
      3,398,034  NATEXIS BANQUES POPULAIRES+/-++                                        5.37          11/09/2007          3,395,723
      5,362,098  NATIONWIDE BUILDING SOCIETY+/-++                                       5.49          07/20/2007          5,366,870
        296,173  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.32          03/27/2007            292,550
        245,746  NORTH SEA FUNDING                                                      5.38          02/21/2007            243,957
        679,607  PRUDENTIAL FUNDING                                                     5.36          01/05/2007            679,308
      6,382,187  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.37          06/22/2007          6,382,296
        315,202  RANGER FUNDING CORPORATION                                             5.36          01/17/2007            314,511
        444,463  ROYAL BANK OF SCOTLAND PLC+/-++                                        5.36          03/30/2007            444,592
         47,437  SAINT GERMAIN FUNDING++                                                5.32          01/16/2007             47,340
        203,882  SAINT GERMAIN FUNDING                                                  5.41          01/08/2007            203,705
      3,262,113  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33          04/11/2007          3,262,504
      2,446,584  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33          10/26/2007          2,446,389
      2,718,427  SLM CORPORATION+/-++                                                   5.35          01/11/2008          2,719,216
        695,917  SLM CORPORATION SERIES MTN1+/-                                         5.59          07/25/2007            696,878
      9,538,281  SLM CORPORATION SERIES MTNA+/-                                         5.50          01/25/2007          9,539,331
         81,553  SVENSKA HANDELSBANKEN INCORPORATED                                     5.32          01/26/2007             81,267
     16,990,170  TASMAN FUNDING INCORPORATED++                                          5.34          01/16/2007         16,955,510
      4,298,105  TASMAN FUNDING INCORPORATED++                                          5.40          01/22/2007          4,285,555
        308,677  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.31          01/11/2007            308,273
        165,416  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.35          01/04/2007            165,368
        271,843  THUNDER BAY FUNDING LLC++                                              5.36          01/31/2007            270,693
        894,091  THUNDER BAY FUNDING LLC++                                              5.41          01/11/2007            892,919
        514,734  TIERRA ALTA FUNDING I LIMITED                                          5.36          01/23/2007            513,159

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    13,592,136  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.51%         12/31/2007    $    13,592,131
      2,612,273  TRAVELERS INSURANCE COMPANY+/-                                         5.42          02/09/2007          2,612,220
         34,796  TULIP FUNDING CORPORATION                                              5.36          04/25/2007             34,225
      3,398,034  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.36          03/09/2007          3,398,680
        502,909  VERSAILLES CDS LLC++                                                   5.34          01/17/2007            501,808
      2,871,067  VERSAILLES CDS LLC++                                                   5.35          01/11/2007          2,867,306
      1,699,017  VERSAILLES CDS LLC++                                                   5.36          01/04/2007          1,698,524
        679,607  VERSAILLES CDS LLC                                                     5.36          01/16/2007            678,220
      2,582,506  VERSAILLES CDS LLC                                                     5.40          01/19/2007          2,576,101
        203,882  VETRA FINANCE CORPORATION++                                            5.36          03/02/2007            202,131
      2,288,916  VETRA FINANCE CORPORATION++                                            5.37          03/13/2007          2,265,592
      3,398,034  WAL-MART STORES INCORPORATED SERIES MTN+/-                             5.26          03/28/2007          3,398,136
      4,757,248  WHISTLEJACKET CAPITAL LIMITED++                                        5.40          01/08/2007          4,753,109
      2,100,529  WHITE PINE FINANCE LLC                                                 5.35          01/22/2007          2,094,395
        135,921  WHITE PINE FINANCE LLC                                                 5.39          01/16/2007            135,644
        160,659  WORLD OMNI VEHICLE LEASING INCORPORATED++                              5.36          01/12/2007            160,424
        153,999  WORLD OMNI VEHICLE LEASING INCORPORATED++                              5.36          01/16/2007            153,685

                                                                                                                        440,222,753
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $440,222,753)                                                             440,222,753
                                                                                                                    ---------------

US TREASURY SECURITIES - 38.34%

US TREASURY BILLS - 1.50%
        175,000  US TREASURY BILL^                                                      4.85          05/10/2007            171,987
        215,000  US TREASURY BILL^                                                      4.94          05/10/2007            211,299
     16,870,000  US TREASURY BILL^                                                      4.96          05/10/2007         16,579,566

                                                                                                                         16,962,852
                                                                                                                    ---------------

US TREASURY BONDS - 36.84%
     29,024,000  US TREASURY BOND<<                                                     6.63          02/15/2027         35,373,000
     27,291,000  US TREASURY BOND<<                                                     6.38          08/15/2027         32,474,161
     66,516,000  US TREASURY BOND<<                                                     6.13          11/15/2027         77,174,125
     36,096,000  US TREASURY BOND<<                                                     5.50          08/15/2028         38,994,942
     33,233,000  US TREASURY BOND<<                                                     5.25          11/15/2028         34,850,517
     34,895,000  US TREASURY BOND<<                                                     5.25          02/15/2029         36,596,131
     34,305,000  US TREASURY BOND<<                                                     6.13          08/15/2029         40,093,969
     52,785,000  US TREASURY BOND<<                                                     6.25          05/15/2030         62,880,131
     54,087,000  US TREASURY BOND<<                                                     5.38          02/15/2031         57,936,480

                                                                                                                        416,373,456
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $412,342,820)                                                                        433,336,308
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 2.99%
     33,729,587  WELLS FARGO MONEY MARKET TRUST@~                                                                        33,729,587
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,729,587)                                                                          33,729,587
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,449,453,527)*                                  138.56%                                                     $ 1,565,974,017

OTHER ASSETS AND LIABILITIES, NET                       (38.56)                                                        (435,770,367)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,130,203,650
                                                        ------                                                      ---------------

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

@     SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $37,839,481.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  CONSERVATIVE ALLOCATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.73%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $     9,046,384
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                         5,403,321
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                              9,088,399
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                               9,057,377
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                     27,118,047
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  29,857,808
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                         4,098,812
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                       4,125,271
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                        4,113,403
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                        4,125,467
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                     2,700,360
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      18,804,424
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     209,077,114
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                            3,653,806
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                       3,620,478
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                          356,217
          N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                            136,072,077
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                  3,296,061
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                         59,724,599

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $519,526,120)                                                   543,339,425
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE
SHORT-TERM INVESTMENTS - 0.28%

US TREASURY BILLS - 0.28%
$        50,000  US TREASURY BILL^                                                      4.94%         02/08/2007             49,760
          5,000  US TREASURY BILL^                                                      4.98          02/08/2007              4,976
          5,000  US TREASURY BILL^                                                      4.85          05/10/2007              4,914
         25,000  US TREASURY BILL^                                                      4.94          05/10/2007             24,570
      1,430,000  US TREASURY BILL^                                                      4.96          05/10/2007          1,405,380

TOTAL SHORT-TERM INVESTMENTS (COST $1,489,184)                                                                            1,489,600
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $521,015,304)                                     100.01%                                                     $   544,829,025

OTHER ASSETS AND LIABILITIES, NET                        (0.01)                                                             (31,838)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   544,797,187
                                                        ------                                                      ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  GROWTH BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.27%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $   116,994,430
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        69,642,650
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            117,418,341
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             117,029,474
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    350,890,434
          N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                  75,318,024
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        52,792,031
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      53,121,526
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       53,121,716
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       53,243,870
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    34,711,193
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     241,381,418
          N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     527,252,848
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           46,477,045
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      46,089,529
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        4,637,837
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 42,279,854
          N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        150,614,118

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,861,915,876)                                               2,153,016,338
                                                                                                                    ---------------

PRINCIPAL                                                                        INTEREST RATE       MATURITY DATE
SHORT-TERM INVESTMENTS - 0.83%

US TREASURY BILLS - 0.83%
$     2,915,000  US TREASURY BILL^                                                    4.99%           02/08/2007          2,900,998
        295,000  US TREASURY BILL^                                                    4.94            05/10/2007            289,921
     15,090,000  US TREASURY BILL^                                                    4.96            05/10/2007         14,830,211

TOTAL SHORT-TERM INVESTMENTS (COST $18,016,413)                                                                          18,021,130
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,879,932,289)                                   100.10%                                                     $ 2,171,037,468

OTHER ASSETS AND LIABILITIES, NET                        (0.10)                                                          (2,090,026)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 2,168,947,442
                                                        ------                                                      ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  MODERATE BALANCED FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.38%
            N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                $    18,826,708
            N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                      11,248,340
            N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                           18,872,516
            N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            18,870,825
            N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                   56,536,668
            N/A  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                                25,270,735
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                       8,506,749
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     8,579,595
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                      8,532,241
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                      8,536,566
            N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                   5,621,695
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                    39,222,211
            N/A  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                   176,903,811
            N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                          7,527,163
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     7,453,521
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        750,711
            N/A  WELLS FARGO ADVANTAGE STABLE INCOME PORTFOLIO                                                           84,608,349
            N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                6,802,440
            N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                       50,532,220

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $498,446,026)                                                   563,203,064
                                                                                                                    ---------------

PRINCIPAL                                                                           INTEREST RATE    MATURITY DATE
SHORT-TERM INVESTMENTS - 0.58%

US TREASURY BILLS - 0.58%
$        55,000  US TREASURY BILL^                                                      4.94%         05/10/2007             54,053
      3,275,000  US TREASURY BILL^                                                      4.96          05/10/2007          3,218,576

TOTAL SHORT-TERM INVESTMENTS (COST $3,271,736)                                                                            3,272,629
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $501,717,762)                                      99.96%                                                     $   566,475,693

OTHER ASSETS AND LIABILITIES, NET                         0.04                                                              245,599
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   566,721,292
                                                        ------                                                      ---------------

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NQ NOTES

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price ("NASDAQ"). If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 0.25%
$       330,000  FHLB<<                                                                 4.13%         10/19/2007    $       327,133

TOTAL AGENCY NOTES - INTEREST BEARING (COST $329,960)                                                                       327,133
                                                                                                                    ---------------

AGENCY SECURITIES - 5.54%

FEDERAL FARM CREDIT BANK - 0.73%
        974,000  FEDERAL FARM CREDIT BANK<<                                             4.13          07/17/2009            953,897
                                                                                                                    ---------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.12%
          1,777  FHLMC #170151                                                         10.50          01/01/2016              1,956
        666,468  FHLMC #1J1263<<+/-                                                     5.90          01/01/2036            675,495
          7,699  FHLMC #254325                                                         10.25          03/01/2015              8,117
        135,851  FHLMC #G11487                                                          8.00          03/01/2016            142,607
        637,659  FHLMC #G18005<<                                                        5.00          08/01/2019            627,186

                                                                                                                          1,455,361
                                                                                                                    ---------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.11%
        495,000  FNMA<<                                                                 6.00          05/15/2011            515,410
        785,564  FNMA #699932                                                           5.50          04/01/2033            777,556
        308,469  FNMA #725638                                                           5.00          12/01/2018            303,930
        667,941  FNMA #735613<<                                                         6.00          02/01/2035            674,484
      1,202,478  FNMA #863727+/-                                                        5.34          01/01/2036          1,202,000
        585,888  FNMA #892283+/-                                                        5.88          09/01/2036            590,816

                                                                                                                          4,064,196
                                                                                                                    ---------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.58%
          7,578  GNMA #780434                                                           7.50          12/15/2007              7,578
        756,912  GNMA SERIES 2004-53 CLASS KE                                           5.00          08/20/2032            746,423

                                                                                                                            754,001
                                                                                                                    ---------------

TOTAL AGENCY SECURITIES (COST $7,266,192)                                                                                 7,227,455
                                                                                                                    ---------------

ASSET BACKED SECURITIES - 3.45%
      1,072,000  BANC OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A2          5.30          03/18/2009          1,071,988
        545,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                        5.42          07/15/2014            546,156
      1,037,956  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                    4.50          10/01/2018          1,021,318
        107,648  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-            5.59          05/15/2028            107,656
        229,087  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-            5.64          02/15/2034            229,702
        123,931  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-           5.65          12/15/2033            124,255
        411,838  FORD CREDIT AUTO OWNER TRUST SERIES 2006-A CLASS A2A                   5.04          09/15/2008            411,447
        444,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-          5.34          09/15/2011            444,330
        101,230  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                    5.83          12/25/2034            101,545
        444,629  TRIAD AUTO RECEIVABLES OWNERS TRUST SERIES 2006-B CLASS A2             5.36          11/12/2009            444,646

TOTAL ASSET BACKED SECURITIES (COST $4,518,050)                                                                           4,503,043
                                                                                                                    ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 6.81%
         31,420  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1              7.10          08/13/2029             31,571
                 BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS
        403,378  6A1                                                                    5.50          11/25/2020            401,109
        631,505  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-         5.25          12/25/2035            625,634
                 CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
         95,974  CLASS AA+/-                                                            5.68          12/25/2034             96,276
                 CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
        300,000  CLASS 2A2+/-                                                           5.47          05/15/2036            300,002
        644,494  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1          5.00          02/25/2020            634,459
                 COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS
        627,002  2A1C+/-                                                                5.41          11/25/2036            626,795
                 CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
      1,000,000  SERIES 2005-C1 CLASS A3                                                4.81          02/15/2038            980,051
        535,305  FANNIE MAE SERIES 2003-W8 CLASS 4A+/-                                  5.80          11/25/2042            544,360
        521,218  FANNIE MAE WHOLE LOAN SERIES 2004-W15 CLASS 3A+/-                      5.86          06/25/2044            532,311

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
                 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS
$       217,412  2A1+/-                                                                 5.73%         07/25/2043    $       227,520
                 FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS
        254,571  2A1+/-                                                                 5.80          10/25/2043            257,799
        320,442  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                             9.50          11/25/2031            339,353
        138,597  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                               4.75          12/25/2042            137,799
                 GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1
      1,185,000  CLASS A5+/-                                                            4.77          06/10/2048          1,143,086
        613,278  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-             5.95          09/25/2036            614,770
        299,563  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                    4.91          04/25/2035            296,204
        282,934  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                   5.12          06/25/2035            280,258
        486,090  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                    5.37          08/25/2035            482,466
        296,984  MSAT SERIES 2005-RR4A CLASS A1++                                       4.38          11/28/2035            290,419
                 NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS
         42,088  A1+/-                                                                  5.47          05/25/2035             42,096

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,975,330)                                                               8,884,338
                                                                                                                    ---------------

SHARES
COMMON STOCKS - 58.77%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 0.59%
         19,200  HOME DEPOT INCORPORATED                                                                                    771,072
                                                                                                                    ---------------

BUSINESS SERVICES - 2.29%
          9,400  AUTOMATIC DATA PROCESSING INCORPORATED                                                                     462,950
         84,500  MICROSOFT CORPORATION                                                                                    2,523,170

                                                                                                                          2,986,120
                                                                                                                    ---------------

CHEMICALS & ALLIED PRODUCTS - 7.50%
         19,400  ABBOTT LABORATORIES                                                                                        944,974
         10,700  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                      751,996
          9,800  AMGEN INCORPORATED+                                                                                        669,438
         12,000  COLGATE-PALMOLIVE COMPANY                                                                                  782,880
          7,000  DOW CHEMICAL COMPANY                                                                                       279,580
         14,500  E.I. DU PONT DE NEMOURS & COMPANY                                                                          706,295
         12,900  ELI LILLY & COMPANY                                                                                        672,090
         50,500  PFIZER INCORPORATED                                                                                      1,307,950
         31,300  PROCTER & GAMBLE COMPANY                                                                                 2,011,651
         13,700  ROHM & HAAS COMPANY                                                                                        700,344
         19,000  WYETH                                                                                                      967,480

                                                                                                                          9,794,678
                                                                                                                    ---------------

COMMUNICATIONS - 2.02%
          7,300  ALLTEL CORPORATION                                                                                         441,504
         29,000  AT&T INCORPORATED                                                                                        1,036,750
         17,700  SPRINT NEXTEL CORPORATION                                                                                  334,353
         18,700  VERIZON COMMUNICATIONS INCORPORATED                                                                        696,388
          9,098  WINDSTREAM CORPORATION                                                                                     129,374

                                                                                                                          2,638,369
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 7.24%
         40,000  BANK OF AMERICA CORPORATION                                                                              2,135,600
         43,900  CITIGROUP INCORPORATED                                                                                   2,445,230
         19,600  FIFTH THIRD BANCORP                                                                                        802,228
         44,066  JPMORGAN CHASE & COMPANY                                                                                 2,128,388
         28,300  US BANCORP                                                                                               1,024,177
         16,000  WACHOVIA CORPORATION                                                                                       911,200

                                                                                                                          9,446,823
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
EATING & DRINKING PLACES - 0.74%
         21,900  MCDONALD'S CORPORATION                                                                             $       970,827
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 2.19%
         10,500  DOMINION RESOURCES INCORPORATED                                                                            880,320
         16,500  DUKE ENERGY CORPORATION                                                                                    547,965
         17,100  EXELON CORPORATION                                                                                       1,058,319
          6,300  FIRSTENERGY CORPORATION                                                                                    379,323

                                                                                                                          2,865,927
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 7.64%
         59,600  CISCO SYSTEMS INCORPORATED+                                                                              1,628,868
         23,800  EMERSON ELECTRIC COMPANY                                                                                 1,048,866
         68,800  GENERAL ELECTRIC COMPANY                                                                                 2,560,048
         53,500  INTEL CORPORATION                                                                                        1,083,375
         49,100  MOTOROLA INCORPORATED                                                                                    1,009,496
         70,000  NOKIA OYJ ADR                                                                                            1,422,400
         12,800  QUALCOMM INCORPORATED                                                                                      483,712
         25,400  TEXAS INSTRUMENTS INCORPORATED                                                                             731,520

                                                                                                                          9,968,285
                                                                                                                    ---------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.22%
         18,700  FORTUNE BRANDS INCORPORATED                                                                              1,596,793
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 1.49%
         21,400  PEPSICO INCORPORATED                                                                                     1,338,570
         12,700  THE COCA-COLA COMPANY                                                                                      612,775

                                                                                                                          1,951,345
                                                                                                                    ---------------

GENERAL MERCHANDISE STORES - 1.74%
         12,324  FEDERATED DEPARTMENT STORES INCORPORATED                                                                   469,914
         19,800  TARGET CORPORATION                                                                                       1,129,590
         14,600  WAL-MART STORES INCORPORATED                                                                               674,228

                                                                                                                          2,273,732
                                                                                                                    ---------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.89%
         10,200  3M COMPANY                                                                                                 794,886
          5,000  CATERPILLAR INCORPORATED                                                                                   306,650
         35,500  HEWLETT-PACKARD COMPANY                                                                                  1,462,245
         12,400  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                              1,204,660

                                                                                                                          3,768,441
                                                                                                                    ---------------

INSURANCE CARRIERS - 4.23%
         14,400  ALLSTATE CORPORATION                                                                                       937,584
         21,600  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                1,547,856
         18,300  METLIFE INCORPORATED                                                                                     1,079,883
         24,200  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                                                1,299,298
         12,200  UNITEDHEALTH GROUP INCORPORATED                                                                            655,506

                                                                                                                          5,520,127
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.51%
         17,200  BAXTER INTERNATIONAL INCORPORATED                                                                          797,908
         35,000  BOSTON SCIENTIFIC CORPORATION+                                                                             601,300
         10,600  MEDTRONIC INCORPORATED                                                                                     567,206

                                                                                                                          1,966,414
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

SHARES           SECURITY NAME                                                                                           VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.98%
         19,300  JOHNSON & JOHNSON                                                                                  $     1,274,186
                                                                                                                    ---------------

MISCELLANEOUS RETAIL - 0.46%
          8,400  EXPRESS SCRIPTS INCORPORATED+                                                                              601,440
                                                                                                                    ---------------

MOTION PICTURES - 1.62%
         55,500  TIME WARNER INCORPORATED                                                                                 1,208,790
         26,500  WALT DISNEY COMPANY                                                                                        908,155

                                                                                                                          2,116,945
                                                                                                                    ---------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.63%
         10,900  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                 817,282
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.69%
         14,800  AMERICAN EXPRESS COMPANY                                                                                   897,916
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 1.18%
         15,300  ANADARKO PETROLEUM CORPORATION                                                                             665,856
         28,400  HALLIBURTON COMPANY                                                                                        881,820

                                                                                                                          1,547,676
                                                                                                                    ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 4.59%
         16,000  CHEVRON CORPORATION                                                                                      1,176,480
         26,200  CONOCOPHILLIPS                                                                                           1,885,090
         38,300  EXXON MOBIL CORPORATION                                                                                  2,934,929

                                                                                                                          5,996,499
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.47%
          4,600  GOLDMAN SACHS GROUP INCORPORATED                                                                           917,010
         12,300  MORGAN STANLEY                                                                                           1,001,589

                                                                                                                          1,918,599
                                                                                                                    ---------------

TOBACCO PRODUCTS - 0.78%
         11,800  ALTRIA GROUP INCORPORATED                                                                                1,012,676
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 2.33%
          7,400  GENERAL DYNAMICS CORPORATION                                                                               550,190
         27,800  HONEYWELL INTERNATIONAL INCORPORATED                                                                     1,257,672
         19,800  UNITED TECHNOLOGIES CORPORATION                                                                          1,237,896

                                                                                                                          3,045,758
                                                                                                                    ---------------

WHOLESALE TRADE NON-DURABLE GOODS - 0.75%
          4,900  NIKE INCORPORATED CLASS B                                                                                  485,247
         13,300  SYSCO CORPORATION                                                                                          488,903

                                                                                                                            974,150
                                                                                                                    ---------------

TOTAL COMMON STOCKS (COST $61,932,637)                                                                                   76,722,080
                                                                                                                    ---------------

PRINCIPAL                                                                          INTEREST RATE     MATURITY DATE
CORPORATE BONDS & NOTES - 11.81%

AGRICULTURAL PRODUCTION CROPS - 0.21%
$       275,000  BUNGE LIMITED FINANCE CORPORATION                                      4.38%         12/15/2008            269,204
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
BUSINESS SERVICES - 0.23%
$       300,000  NATIONAL RURAL UTILITIES SERIES MTNC<<                                 6.50%         03/01/2007    $       300,418
                                                                                                                    ---------------

COMMUNICATIONS - 1.50%
        265,000  BRITISH TELECOMMUNICATIONS PLC                                         8.63          12/15/2010            295,743
        150,000  CITIZENS COMMUNICATIONS COMPANY                                        9.25          05/15/2011            165,938
        280,000  COMCAST CORPORATION                                                    4.95          06/15/2016            261,940
        195,000  EMBARQ CORPORATION                                                     7.08          06/01/2016            198,514
         24,000  MOTOROLA INCORPORATED                                                  7.63          11/15/2010             25,842
        175,000  NEXTEL COMMUNICATIONS SERIES F                                         5.95          03/15/2014            170,418
         45,000  TELECOM ITALIA CAPITAL SA                                              5.25          11/15/2013             42,907
        235,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                6.13          01/15/2013            239,934
        275,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                               4.63          03/15/2013            258,254
        280,000  VODAFONE GROUP PLC                                                     7.75          02/15/2010            298,391

                                                                                                                          1,957,881
                                                                                                                    ---------------

DEPOSITORY INSTITUTIONS - 1.46%
        300,000  JPMORGAN CHASE & COMPANY                                               6.63          03/15/2012            316,437
        545,000  JPMORGAN CHASE & COMPANY                                               5.13          09/15/2014            535,908
        250,000  M&T BANK CORPORATION+/-++                                              3.85          04/01/2013            245,710
        295,000  SOVEREIGN BANK                                                         5.13          03/15/2013            288,207
        245,000  WACHOVIA BANK NA                                                       5.60          03/15/2016            247,395
        290,000  WASHINGTON MUTUAL BANK                                                 5.13          01/15/2015            279,730

                                                                                                                          1,913,387
                                                                                                                    ---------------

EATING & DRINKING PLACES - 0.15%
        180,000  YUM! BRANDS INCORPORATED                                               8.88          04/15/2011            201,919
                                                                                                                    ---------------

ELECTRIC, GAS & SANITARY SERVICES - 1.00%
        190,000  CAROLINA POWER & LIGHT COMPANY                                         6.50          07/15/2012            199,095
        275,000  COMMONWEALTH EDISON COMPANY                                            5.95          08/15/2016            278,027
        220,000  MIDAMERICAN ENERGY HOLDINGS                                            5.88          10/01/2012            223,948
        250,000  PSI ENERGY INCORPORATED                                                6.05          06/15/2016            256,349
        365,000  SOUTHWESTERN ELECTRIC POWER                                            4.90          07/01/2015            344,200

                                                                                                                          1,301,619
                                                                                                                    ---------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 0.30%
        390,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES A                          5.65          06/09/2014            395,832
                                                                                                                    ---------------

FOOD & KINDRED PRODUCTS - 0.15%
        200,000  HJ HEINZ COMPANY++                                                     6.43          12/01/2008            203,568
                                                                                                                    ---------------

FOOD STORES - 0.35%
        200,000  SAFEWAY INCORPORATED                                                   4.80          07/16/2007            199,225
        260,000  SAFEWAY INCORPORATED                                                   4.95          08/16/2010            255,091

                                                                                                                            454,316
                                                                                                                    ---------------

HOLDING & OTHER INVESTMENT OFFICES - 0.74%
        240,000  AMERIPRISE FINANCIAL INCORPORATED                                      5.35          11/15/2010            240,535
        220,000  ERP OPERATING LP                                                       5.25          09/15/2014            217,534
        250,000  MORGAN STANLEY                                                         5.80          04/01/2007            250,166
        260,000  SIMON PROPERTY GROUP LP                                                6.38          11/15/2007            262,003

                                                                                                                            970,238
                                                                                                                    ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
        MEDICAL & OPTICAL GOODS - 0.18%
        225,000  BAXTER INTERNATIONAL INCORPORATED                                      5.90          09/01/2016            231,138
                                                                                                                    ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
METAL MINING - 0.22%
$       305,000  CODELCO INCORPORATED++                                                 4.75%         10/15/2014    $       289,953
                                                                                                                    ---------------

MOTION PICTURES - 0.28%
        130,000  TIME WARNER INCORPORATED                                               5.88          11/15/2016            129,672
        230,000  WALT DISNEY COMPANY SERIES MTN                                         5.63          09/15/2016            231,601

                                                                                                                            361,273
                                                                                                                    ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.09%
        440,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                        5.85          06/01/2013            448,444
        250,000  CAPITAL ONE BANK                                                       6.50          06/13/2013            263,533
        270,000  COUNTRYWIDE HOME LOAN SERIES MTN                                       4.13          09/15/2009            262,220
        250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                       6.50          12/10/2007            252,742
        370,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                  6.88          09/15/2011            379,508
        645,000  HOUSEHOLD FINANCE CORPORATION                                          8.00          07/15/2010            700,662
        240,000  RESIDENTIAL CAPITAL CORPORATION                                        6.13          11/21/2008            241,189
        180,000  RESIDENTIAL CAPITAL CORPORATION                                        6.38          06/30/2010            182,095

                                                                                                                          2,730,393
                                                                                                                    ---------------

OIL & GAS EXTRACTION - 0.43%
        255,000  HALLIBURTON COMPANY                                                    5.50          10/15/2010            254,547
        275,000  PEMEX PROJECT FUNDING MASTER TRUST                                     8.00          11/15/2011            302,500

                                                                                                                            557,047
                                                                                                                    ---------------

PIPELINES, EXCEPT NATURAL GAS - 0.20%
        100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                      7.88          04/01/2013            110,951
        150,000  PLAINS ALL AMERICAN PIPELINE LP                                        5.63          12/15/2013            147,593

                                                                                                                            258,544
                                                                                                                    ---------------

RAILROAD TRANSPORTATION - 0.43%
        250,000  NORFOLK SOUTHERN CORPORATION                                           6.00          04/30/2008            251,968
        305,000  UNION PACIFIC CORPORATION                                              5.75          10/15/2007            305,166

                                                                                                                            557,134
                                                                                                                    ---------------

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.64%
        240,000  AVALONBAY COMMUNITIES SERIES MTN                                       6.63          09/15/2011            252,138
        350,000  EOP OPERATING LP                                                       6.75          02/15/2012            377,990
        210,000  ISTAR FINANCIAL INCORPORATED++                                         5.95          10/15/2013            211,058

                                                                                                                            841,186
                                                                                                                    ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.64%
        555,000  GOLDMAN SACHS GROUP INCORPORATED                                       5.50          11/15/2014            556,109
        270,000  MERRILL LYNCH & COMPANY                                                6.05          05/16/2016            279,461

                                                                                                                            835,570
                                                                                                                    ---------------

TRANSPORTATION EQUIPMENT - 0.31%
        190,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                 7.75          01/18/2011            203,376
        200,000  TEXAS EASTERN TRANSMISSION LP                                          5.25          07/15/2007            199,455

                                                                                                                            402,831
                                                                                                                    ---------------

TRANSPORTATION SERVICES - 0.30%
        245,000  FEDEX CORPORATION                                                      2.65          04/01/2007            243,336

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
TRANSPORTATION SERVICES (continued)
$       150,000  TRAVELERS PROPERTY CASUALTY CORPORATION                                5.00%         03/15/2013    $       146,412

                                                                                                                            389,748
                                                                                                                    ---------------

TOTAL CORPORATE BONDS & NOTES (COST $15,332,773)                                                                         15,423,199
                                                                                                                    ---------------

FOREIGN CORPORATE BONDS @- 1.93%
        160,000  BSKYB FINANCE UK PLC++                                                 5.63          10/15/2015            156,703
        240,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                              8.00          06/15/2010            259,880
        280,000  DIAGEO CAPITAL PLC                                                     4.38          05/03/2010            272,352
        260,000  EMBRAER OVERSEAS LIMITED++                                             6.38          01/24/2017            260,000
        285,000  ENCANA CORPORATION                                                     4.60          08/15/2009            279,643
        200,000  NORMANDY FINANCE LIMITED++                                             7.63          07/15/2008            205,984
        290,000  SABMILLER PLC++                                                        6.20          07/01/2011            296,824
        280,000  TELECOM ITALIA CAPITAL                                                 4.95          09/30/2014            259,404
        265,000  TELEFONICA EMISIONES SAU                                               5.98          06/20/2011            269,751
        255,000  XSTRATA FINANCE CANADA++                                               5.80          11/15/2016            254,260

TOTAL FOREIGN CORPORATE BONDS (COST $2,530,026)                                                                           2,514,801
                                                                                                                    ---------------

FOREIGN GOVERNMENT BONDS @- 0.55%
        500,000  EUROPEAN INVESTMENT BANK                                               4.63          03/01/2007            499,512
        160,000  UNITED MEXICAN STATES<<                                                7.50          01/14/2012            175,360
         40,000  UNITED MEXICAN STATES                                                  5.63          01/15/2017             40,040

TOTAL FOREIGN GOVERNMENT BONDS (COST $715,491)                                                                              714,912
                                                                                                                    ---------------

US TREASURY SECURITIES - 9.23%

US TREASURY BILLS - 0.01%
         10,000  US TREASURY BILL^                                                      4.98          01/25/2007              9,970
                                                                                                                    ---------------

US TREASURY BONDS - 1.74%
      1,985,000  US TREASURY BOND<<                                                    10.38          11/15/2012          2,073,239
        190,000  US TREASURY BOND<<                                                     5.38          02/15/2031            203,523

                                                                                                                          2,276,762
                                                                                                                    ---------------

US TREASURY NOTES - 7.48%
        685,000  US TREASURY NOTE<<                                                     4.63          03/31/2008            682,083
      2,380,000  US TREASURY NOTE<<                                                     4.25          10/15/2010          2,343,184
      1,813,000  US TREASURY NOTE<<                                                     4.63          08/31/2011          1,807,264
      4,150,000  US TREASURY NOTE<<                                                     4.88          08/15/2016          4,199,605
        740,000  US TREASURY NOTE<<                                                     4.63          11/15/2016            735,144

                                                                                                                          9,767,280
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $12,342,407)                                                                          12,054,012
                                                                                                                    ---------------

COLLATERAL FOR SECURITIES LENDING - 12.87%

COLLATERAL INVESTED IN OTHER ASSETS - 12.87%
         35,805  ABBEY NATIONAL TREASURY SERVICES PLC+/-++                              5.46          01/16/2007             35,808
        238,702  AMERICAN EXPRESS BANK FSB+/-                                           5.31          01/26/2007            238,707
         51,892  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                               5.43          11/21/2007             51,948
        150,486  AMERICAN GENERAL FINANCE CORPORATION+/-++                              5.40          01/15/2008            150,542
          4,307  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.33          07/10/2007              4,307
          5,189  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                     5.46          09/27/2007              5,196
          9,335  AMSTEL FUNDING CORPORATION++                                           5.33          01/22/2007              9,308
         10,378  AMSTERDAM FUNDING CORPORATION++                                        5.41          01/25/2007             10,344
        235,070  AQUIFER FUNDING LLC++                                                  5.40          01/05/2007            234,967

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        17,052  ATLANTIC ASSET SECURITIZATION CORPORATION                              5.34%         01/30/2007    $        16,982
        129,730  ATLAS CAPITAL FUNDING CORPORATION+/-++                                 5.34          05/10/2007            129,730
         19,065  ATLAS CAPITAL FUNDING CORPORATION++                                    5.41          01/03/2007             19,062
        103,784  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN+/-++                      5.33          04/25/2007            103,791
        129,730  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                     5.35          10/25/2007            129,715
          7,234  ATOMIUM FUNDING CORPORATION++                                          5.33          02/08/2007              7,195
          5,698  ATOMIUM FUNDING CORPORATION++                                          5.34          02/06/2007              5,669
         12,942  ATOMIUM FUNDING CORPORATION++                                          5.36          02/07/2007             12,874
         10,275  ATOMIUM FUNDING CORPORATION++                                          5.39          02/16/2007             10,207
         12,973  BANK ONE NA (LLLINOIS) SERIES BKNT+/-                                  5.42          01/12/2007             12,973
        337,297  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.39          02/23/2007            337,297
         26,724  BEAR STEARNS & COMPANY INCORPORATED+/-                                 5.94          09/27/2007             26,856
         51,892  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                      5.44          10/03/2007             51,939
          9,963  BEAR STEARNS & COMPANY INCORPORATED SERIES MTNB+/-                     5.53          01/16/2007              9,964
        518,918  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
                 (MATURITY VALUE $519,227)                                              5.36          01/02/2007            518,918
         77,838  BETA FINANCE INCORPORATED SERIES MTN+/-++                              5.34          07/17/2007             77,862
        908,107  BNP PARIBAS REPURCHASE AGREEMENT
                 (MATURITY VALUE $908,648)                                              5.36          01/02/2007            908,107
         23,159  BUCKINGHAM CDO LLC                                                     5.35          03/15/2007             22,917
        129,730  BUCKINGHAM II CDO LLC++                                                5.32          01/22/2007            129,351
         25,863  BUCKINGHAM II CDO LLC                                                  5.35          01/25/2007             25,776
        700,540  BUCKINGHAM III CDO LLC++                                               5.35          01/16/2007            699,111
         25,946  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33          01/12/2007             25,908
        228,324  CAIRN HIGH GRADE FUNDING I LLC++                                       5.33          02/01/2007            227,326
         36,324  CAIRN HIGH GRADE FUNDING I LLC                                         5.34          03/22/2007             35,907
          2,024  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                          5.44          08/20/2007              2,026
          1,925  CEDAR SPRINGS CAPITAL COMPANY++                                        5.33          01/08/2007              1,924
         42,473  CEDAR SPRINGS CAPITAL COMPANY++                                        5.33          03/02/2007             42,109
         19,024  CEDAR SPRINGS CAPITAL COMPANY                                          5.34          02/02/2007             18,938
          2,491  CEDAR SPRINGS CAPITAL COMPANY                                          5.35          03/07/2007              2,468
          4,338  CEDAR SPRINGS CAPITAL COMPANY++                                        5.36          03/12/2007              4,295
        137,259  CEDAR SPRINGS CAPITAL COMPANY++                                        5.37          01/05/2007            137,199
          9,346  CEDAR SPRINGS CAPITAL COMPANY                                          5.38          01/11/2007              9,333
          3,373  CHEYNE FINANCE LLC                                                     5.33          03/22/2007              3,334
         54,486  CHEYNE FINANCE LLC++                                                   5.38          04/13/2007             53,687
          6,746  CHEYNE FINANCE LLC++                                                   5.40          01/23/2007              6,725
        557,107  CITIGROUP REPURCHASE AGREEMENT
                 (MATURITY VALUE $557,439)                                              5.36          01/02/2007            557,107
         10,871  CLIPPER RECEIVABLES CORPORATION                                        5.40          01/19/2007             10,844
          6,279  CLIPPER RECEIVABLES CORPORATION                                        5.41          01/09/2007              6,273
          7,467  CLIPPER RECEIVABLES CORPORATION                                        5.43          01/03/2007              7,466
          1,297  CONCORD MINUTEMAN CAPITAL COMPANY SERIES A                             5.33          01/17/2007              1,294
         63,308  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.36          01/22/2007             63,123
        546,940  CORPORATE ASSET SECURITIZATION AUSTRALIA LIMITED++                     5.41          01/19/2007            545,583
         25,946  CREDIT SUISSE (NEW YORK) SERIES YCD+/-                                 5.36          03/27/2007             25,927
         23,351  CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-              5.47          04/05/2007             23,360
         11,883  CREDIT SUISSE FIRST BOSTON USA INCORPORATED SERIES MTN+/-              5.72          10/29/2007             11,926
          1,297  CROWN POINT CAPITAL COMPANY                                            5.36          04/17/2007              1,278
          5,189  CROWN POINT CAPITAL COMPANY++                                          5.39          01/12/2007              5,182
        286,100  DEER VALLEY FUNDING LLC                                                5.32          01/23/2007            285,225
         43,112  DEER VALLEY FUNDING LLC++                                              5.34          01/24/2007             42,973
         15,568  DEER VALLEY FUNDING LLC                                                5.34          01/25/2007             15,515
        100,027  DEER VALLEY FUNDING LLC++                                              5.34          02/06/2007             99,518
         38,244  DEER VALLEY FUNDING LLC++                                              5.35          01/29/2007             38,094
         62,270  DEER VALLEY FUNDING LLC++                                              5.35          02/27/2007             61,763
         11,805  DEUTSCHE BANK AG (NEW YORK) SERIES YCD+/-                              5.34          03/15/2007             11,762
      2,490,808  FIRST BOSTON REPURCHASE AGREEMENT
                 (MATURITY VALUE $2,492,291)                                            5.36          01/02/2007          2,490,808
        259,459  FIVE FINANCE INCORPORATED SERIES MTN+/-++                              5.37          01/25/2007            259,568
          2,242  FOX TROT CDO LIMITED++                                                 5.34          04/11/2007              2,209
        142,215  FOX TROT CDO LIMITED                                                   5.39          01/02/2007            142,215
         60,905  GALLEON CAPITAL LLC                                                    5.40          01/02/2007             60,905

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$        10,378  GALLEON CAPITAL LLC                                                    5.40%         01/18/2007    $        10,354
         83,027  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                          5.43          06/18/2007             83,027
        104,796  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                    5.42          06/22/2007            104,869
        176,640  GENWORTH FINANCIAL INCORPORATED+/-                                     5.51          06/15/2007            176,827
         46,215  GEORGE STREET FINANCE LLC++                                            5.38          01/16/2007             46,121
        324,402  GEORGE STREET FINANCE LLC++                                            5.38          01/29/2007            323,124
        199,358  GEORGE STREET FINANCE LLC                                              5.40          01/09/2007            199,155
        129,730  GERMAN RESIDENTIAL FUNDING+/-++                                        5.35          08/22/2007            129,730
         18,162  GOLDMAN SACHS GROUP INCORPORATED SERIES MTN1+/-                        5.51          01/09/2007             18,163
        259,459  GOLDMAN SACHS GROUP INCORPORATED SERIES MTNB+/-                        5.46          03/30/2007            259,542
         52,930  HBOS TREASURY SERVICES PLC+/-++                                        5.45          01/12/2007             52,932
         19,781  HUDSON-THAMES LLC                                                      5.33          01/08/2007             19,764
        117,820  HUDSON-THAMES LLC                                                      5.34          01/22/2007            117,476
        133,912  HUDSON-THAMES LLC                                                      5.34          02/05/2007            133,249
          8,303  HUDSON-THAMES LLC++                                                    5.38          02/20/2007              8,243
          8,770  HUDSON-THAMES LLC++                                                    5.38          03/05/2007              8,691
          3,632  IBM CORPORATION SERIES MTN+/-                                          5.36          06/28/2007              3,634
        181,621  ING USA ANNUITY & LIFE INSURANCE+/-                                    5.42          09/17/2007            181,621
          1,297  IRISH LIFE & PERMANENT PLC++                                           5.35          04/04/2007              1,280
        118,313  K2 (USA) LLC                                                           5.38          01/23/2007            117,951
        332,108  KAUPTHING BANK SERIES MTN+/-++                                         5.43          03/20/2007            332,028
         25,946  KLIO FUNDING CORPORATION++                                             5.36          01/23/2007             25,867
          5,189  KLIO FUNDING CORPORATION++                                             5.37          01/25/2007              5,172
        231,220  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.35          01/08/2007            231,018
          5,750  LA FAYETTE ASSET SECURITIZATION CORPORATION                            5.37          01/17/2007              5,737
        228,070  LA FAYETTE ASSET SECURITIZATION CORPORATION                            5.38          01/02/2007            228,070
         22,334  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.38          01/16/2007             22,289
         17,150  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.39          03/15/2007             16,971
         26,621  LA FAYETTE ASSET SECURITIZATION CORPORATION++                          5.41          01/10/2007             26,589
         51,892  LEGACY CAPITAL CORPORATION                                             5.42          01/04/2007             51,877
         29,111  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                   5.49          04/20/2007             29,130
         20,757  LIBERTY LIGHT US CAPITAL SERIES MTN1+/-++                              5.46          04/16/2007             20,768
          6,647  LIBERTY STREET FUNDING CORPORATION++                                   5.35          01/29/2007              6,621
         23,870  LIBERTY STREET FUNDING CORPORATION                                     5.39          01/19/2007             23,811
         12,973  LIBERTY STREET FUNDING CORPORATION++                                   5.40          01/23/2007             12,933
        259,459  LIQUID FUNDING LIMITED+/-++                                            5.32          08/15/2007            251,076
        129,730  LIQUID FUNDING LIMITED++                                               5.34          03/05/2007            128,559
          7,784  MANE FUNDING CORPORATION                                               5.40          01/29/2007              7,753
         15,568  MBIA GLOBAL FUNDING LLC+/-++                                           5.35          02/20/2007             15,568
          3,892  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                    5.60          01/02/2008              3,901
            882  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.40          08/24/2007                882
         15,568  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.47          08/27/2007             15,588
         24,130  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.50          01/26/2007             24,132
          2,595  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                    5.52          04/20/2007              2,596
          3,114  METLIFE GLOBAL FUNDING I+/-++                                          5.43          03/16/2007              3,114
          5,189  MORGAN STANLEY+/-                                                      5.48          01/19/2007              5,190
         20,238  MORGAN STANLEY+/-                                                      5.50          02/15/2007             20,241
         33,366  MORGAN STANLEY+/-                                                      5.51          01/12/2007             33,367
         79,784  MORGAN STANLEY SERIES EXL+/-                                           5.41          01/15/2008             79,785
        129,730  NATEXIS BANQUES POPULAIRES+/-++                                        5.37          11/09/2007            129,641
        204,713  NATIONWIDE BUILDING SOCIETY+/-++                                       5.49          07/20/2007            204,895
         11,307  NIEUW AMSTERDAM RECEIVABLES CORPORATION                                5.32          03/27/2007             11,169
          9,382  NORTH SEA FUNDING                                                      5.38          02/21/2007              9,314
         25,946  PRUDENTIAL FUNDING                                                     5.36          01/05/2007             25,934
        243,658  RACERS TRUST SERIES 2004-6-MM+/-++                                     5.37          06/22/2007            243,662
         12,034  RANGER FUNDING CORPORATION                                             5.36          01/17/2007             12,007
         16,969  ROYAL BANK OF SCOTLAND PLC+/-++                                        5.36          03/30/2007             16,974
          1,811  SAINT GERMAIN FUNDING++                                                5.32          01/16/2007              1,807
          7,784  SAINT GERMAIN FUNDING                                                  5.41          01/08/2007              7,777
        124,540  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33          04/11/2007            124,555
         93,405  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                             5.33          10/26/2007             93,398
        103,784  SLM CORPORATION+/-++                                                   5.35          01/11/2008            103,814
         26,569  SLM CORPORATION SERIES MTN1+/-                                         5.59          07/25/2007             26,605

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE ASSET ALLOCATION FUNDS         PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE     MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$       364,151  SLM CORPORATION SERIES MTNA+/-                                         5.50%         01/25/2007    $       364,193
          3,114  SVENSKA HANDELSBANKEN INCORPORATED                                     5.32          01/26/2007              3,103
        648,648  TASMAN FUNDING INCORPORATED++                                          5.34          01/16/2007            647,325
        164,092  TASMAN FUNDING INCORPORATED++                                          5.40          01/22/2007            163,613
         11,785  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                   5.31          01/11/2007             11,769
          6,315  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED                     5.35          01/04/2007              6,313
         10,378  THUNDER BAY FUNDING LLC++                                              5.36          01/31/2007             10,334
         34,134  THUNDER BAY FUNDING LLC++                                              5.41          01/11/2007             34,090
         19,651  TIERRA ALTA FUNDING I LIMITED                                          5.36          01/23/2007             19,591
        518,918  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                              5.51          12/31/2007            518,918
         99,731  TRAVELERS INSURANCE COMPANY+/-                                         5.42          02/09/2007             99,729
          1,328  TULIP FUNDING CORPORATION                                              5.36          04/25/2007              1,307
        129,730  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                     5.36          03/09/2007            129,754
         19,200  VERSAILLES CDS LLC++                                                   5.34          01/17/2007             19,158
        109,611  VERSAILLES CDS LLC++                                                   5.35          01/11/2007            109,468
         64,865  VERSAILLES CDS LLC++                                                   5.36          01/04/2007             64,846
         25,946  VERSAILLES CDS LLC                                                     5.36          01/16/2007             25,893
         98,594  VERSAILLES CDS LLC                                                     5.40          01/19/2007             98,350
          7,784  VETRA FINANCE CORPORATION++                                            5.36          03/02/2007              7,717
         87,386  VETRA FINANCE CORPORATION++                                            5.37          03/13/2007             86,495
        129,730  WAL-MART STORES INCORPORATED SERIES MTN+/-                             5.26          03/28/2007            129,733
        181,621  WHISTLEJACKET CAPITAL LIMITED++                                        5.40          01/08/2007            181,463
         80,194  WHITE PINE FINANCE LLC                                                 5.35          01/22/2007             79,959
          5,189  WHITE PINE FINANCE LLC                                                 5.39          01/16/2007              5,179
          6,134  WORLD OMNI VEHICLE LEASING INCORPORATED++                              5.36          01/12/2007              6,125
          5,879  WORLD OMNI VEHICLE LEASING INCORPORATED++                              5.36          01/16/2007              5,867

                                                                                                                         16,806,750
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,806,750)                                                               16,806,750
                                                                                                                    ---------------

SHARES
SHORT-TERM INVESTMENTS - 0.59%
        771,781  WELLS FARGO MONEY MARKET TRUST~+++                                                                         771,781
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $771,781)                                                                                771,781
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $131,521,397)*                                    111.80%                                                     $   145,949,504

OTHER ASSETS AND LIABILITIES, NET                       (11.80)                                                         (15,403,419)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   130,546,085
                                                        ------                                                      ---------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+     NON-INCOME EARNING SECURITIES.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $771,781.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.79%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $   652,382,262

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $570,691,850)                                                   652,382,262
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $570,691,850)                                      99.79%                                                     $   652,382,262

OTHER ASSETS AND LIABILITIES, NET                         0.21                                                            1,361,864
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   653,744,126
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
          N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                                                  $   111,022,978
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                        66,616,915
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                            111,210,090
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             111,276,408
          N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                                    333,418,364
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        50,210,807
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      50,580,388
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       50,354,664
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       50,367,485
          N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                                    33,298,782
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     231,530,569
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           44,236,827
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      43,969,264
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        4,437,819
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 40,252,809

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $948,033,363)                                                 1,332,784,169
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $948,033,363)                                     100.00%                                                     $ 1,332,784,169

OTHER ASSETS AND LIABILITIES, NET                         0.00                                                              (40,241)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,332,743,928
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.93%
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                      $   234,019,598
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                     233,556,501
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       23,339,369
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                211,905,085

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $610,956,767)                                                   702,820,553
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $610,956,767)                                      99.93%                                                     $   702,820,553

OTHER ASSETS AND LIABILITIES, NET                         0.07                                                              519,118
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   703,339,671
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.11%
          N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                                        $   675,551,085

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $748,443,050)                                                   675,551,085
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $748,443,050)                                     100.11%                                                     $   675,551,085

OTHER ASSETS AND LIABILITIES, NET                        (0.11)                                                            (733,305)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   674,817,780
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.95%
          N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                         $    86,516,977

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $76,335,849)                                                     86,516,977
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $76,335,849)                                       99.95%                                                     $    86,516,977

OTHER ASSETS AND LIABILITIES, NET                         0.05                                                               44,252
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $    86,561,229
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.06%
          N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                                                   $    29,092,250
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                                                        44,071,466
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      44,249,215
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                                                       44,359,124
          N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                       44,574,547
          N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     173,979,811
          N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                                           67,784,155
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                                      67,703,842
          N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                        6,730,684
          N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                                 61,885,782

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $402,169,421)                                                   584,430,876
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $402,169,421)                                     100.06%                                                     $   584,430,876

OTHER ASSETS AND LIABILITIES, NET                        (0.06)                                                            (348,826)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   584,082,050
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.51%
            N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                                                $   171,956,161

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $154,316,330)                                                   171,956,161
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $154,316,330)                                      99.51%                                                     $   171,956,161

OTHER ASSETS AND LIABILITIES, NET                         0.49                                                              852,035
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   172,808,196
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.96%
            N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                                             $    88,857,019

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $81,833,175)                                                     88,857,019
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $81,833,175)                                       99.96%                                                     $    88,857,019

OTHER ASSETS AND LIABILITIES, NET                         0.04                                                               38,817
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $    88,895,836
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.00%
            N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                               $ 2,227,243,804

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,794,521,640)                                               2,227,243,804
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,794,521,640)                                   100.00%                                                     $ 2,227,243,804

OTHER ASSETS AND LIABILITIES, NET                         0.00                                                                5,976
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 2,227,249,780
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.01%
            N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                                               $   524,175,265

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $526,789,497)                                                   524,175,265
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $526,789,497)                                     100.01%                                                     $   524,175,265

OTHER ASSETS AND LIABILITIES, NET                        (0.01)                                                             (71,334)
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $   524,103,931
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                                PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------



  SMALL COMPANY VALUE FUND
  ------------------------

 FACE/SHARE
 AMOUNT           SECURITY NAME                                                                                        VALUE

 INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.12%
           N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                            $       389,590,878

 TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $353,043,741)                                                 389,590,878
                                                                                                               --------------------

 TOTAL INVESTMENTS IN SECURITIES
 (COST $353,043,741)                                     100.12%                                               $       389,590,878

 OTHER ASSETS AND LIABILITIES, NET                        (0.12)                                                          (451,232)
                                                        -------                                                --------------------

 TOTAL NET ASSETS                                        100.00%                                               $       389,139,646
                                                        -------                                                --------------------




THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE
INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  STRATEGIC SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 94.86%
            N/A  WELLS FARGO ADVANTAGE STRATEGIC SMALL CAP VALUE PORTFOLIO                                          $        67,712

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $66,306)                                                             67,712
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $66,306)                                           94.86%                                                     $        67,712

OTHER ASSETS AND LIABILITIES, NET                         5.14                                                                3,666
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $        71,378
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS           PORTFOLIO OF INVESTMENTS --
                                                   DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

  INDEX FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT           SECURITY NAME                                                                                           VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.99%
            N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                                              $ 1,932,980,141

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,316,288,849)                                               1,932,980,141
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,316,288,849)                                    99.99%                                                     $ 1,932,980,141

OTHER ASSETS AND LIABILITIES, NET                         0.01                                                              151,167
                                                        ------                                                      ---------------

TOTAL NET ASSETS                                        100.00%                                                     $ 1,933,131,308
                                                        ------                                                      ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION
Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER
For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

WELLS FARGO ADVANTAGE                                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       --Association of Bay Area Governments
ADR        --American Depositary Receipt
AMBAC      --American Municipal Bond Assurance Corporation
AMT        --Alternative Minimum Tax
ARM        --Adjustable Rate Mortgages
BART       --Bay Area Rapid Transit
CDA        --Community Development Authority
CDO        --Collateralized Debt Obligation
CDSC       --Contingent Deferred Sales Charge
CGIC       --Capital Guaranty Insurance Company
CGY        --Capital Guaranty Corporation
COP        --Certificate of Participation
CP         --Commercial Paper
CTF        --Common Trust Fund
DW&P       --Department of Water & Power
DWR        --Department of Water Resources
ECFA       --Educational & Cultural Facilities Authority
EDFA       --Economic Development Finance Authority
ETET       --Eagle Tax-Exempt Trust
FFCB       --Federal Farm Credit Bank
FGIC       --Financial Guaranty Insurance Corporation
FHA        --Federal Housing Authority
FHAG       --Federal Housing Agency
FHLB       --Federal Home Loan Bank
FHLMC      --Federal Home Loan Mortgage Corporation
FNMA       --Federal National Mortgage Association
GDR        --Global Depositary Receipt
GNMA       --Government National Mortgage Association
GO         --General Obligation
HCFR       --Healthcare Facilities Revenue
HEFA       --Health & Educational Facilities Authority
HEFAR      --Higher Education Facilities Authority Revenue
HFA        --Housing Finance Authority
HFFA       --Health Facilities Financing Authority
IDA        --Industrial Development Authority
IDAG       --Industrial Development Agency
IDR        --Industrial Development Revenue
LIBOR      --London Interbank Offered Rate
LLC        --Limited Liability Corporation
LOC        --Letter of Credit
LP         --Limited Partnership
MBIA       --Municipal Bond Insurance Association
MFHR       --Multi-Family Housing Revenue
MTN        --Medium Term Note
MUD        --Municipal Utility District
PCFA       --Pollution Control Finance Authority
PCR        --Pollution Control Revenue
PFA        --Public Finance Authority
PFFA       --Public Facilities Financing Authority
plc        --Public Limited Company
PSFG       --Public School Fund Guaranty
R&D        --Research & Development
RDA        --Redevelopment Authority
RDFA       --Redevelopment Finance Authority
REITS      --Real Estate Investment Trusts
SFHR       --Single Family Housing Revenue
SFMR       --Single Family Mortgage Revenue
SLMA       --Student Loan Marketing Association
TBA        --To Be Announced
TRAN       --Tax Revenue Anticipation Notes
USD        --Unified School District
XLCA       --XL Capital Assurance

ITEM 2.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerging Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ Karla M. Rabusch
    -----------------------
    Karla M. Rabusch
    President
    Wells Fargo Funds Trust

Date: February 20, 2007

                                  CERTIFICATION



I, A. Erdem Cimen, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Asia Pacific Fund, Wells Fargo Advantage Overseas Fund, Wells Fargo Advantage International Core Fund, Wells Fargo Advantage Emerginf Markets Focus Fund, Wells Fargo Advantage Institutional Emerging Markets Fund, Wells Fargo Advantage International Equity Fund, Wells Fargo Advantage Asset Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, Wells Fargo Advantage Moderate Balanced Fund, Wells Fargo Advantage Aggressive Allocation Fund, Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Equity Income Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Growth Equity Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Large Cap Appreciation Fund, Wells Fargo Advantage Large Company Growth Fund, Wells Fargo Advantage Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Advantage Index Fund and Wells Fargo Advantage Balanced Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.




By: /s/ A. Erdem Cimen
    -----------------------
    A. Erdem Cimen
    Treasurer
    Wells Fargo Funds Trust

Date: February 20, 2007

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                     Wells Fargo Funds Trust


                                                     By: /s/ Karla M. Rabusch
                                                         ----------------------
                                                         Karla M. Rabusch
                                                         President

                                                     Date: February 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                                     Wells Fargo Funds Trust



                                                     By: /s/ Karla M. Rabusch
                                                         -----------------------
                                                         Karla M. Rabusch
                                                         President



                                                      By: /s/ A. Erdem Cimen
                                                          ----------------------
                                                          A. Erdem Cimen
                                                          Treasurer

                                                      Date: February 20, 2007